LETTER TO E*TRADE FUNDS(R) SHAREHOLDERS



                        IN 2002, E*TRADE FUNDS PROVIDED INVESTORS WITH INVESTMENT OPPORTUNITIES IN SPECIFIC ASSET CLASSES.



                        Dear E*TRADE Funds Shareholder:

                        2002 was a difficult year for investors. Equities were down once again, with continuing uncertainty about overall economic conditions running high. Against this background, E*TRADE Funds remained focused on its goal of providing investors with an affordable way to invest in specific asset classes.

                        Many E*TRADE Funds shareholders continued to focus on the long-term by creating a diversified portfolio through asset allocation. In 2002, E*TRADE Advisory Services, Inc. added portfolio analysis and E*TRADE Securities added mutual fund research tools to help investors better understand and manage their investments.

                        E*TRADE Funds' offer investment OPPORTUNITIES IN CORE ASSET CLASSES, including:

                              o Stock index funds like the S&P 500 Index Fund, Russell 2000 Index Fund, Technology Index Fund, and International Index Fund
                              o   Bond Fund
                              o   Premier Money Market Fund

                         We understand that investors want mutual funds that they can trust to stay true to their investment style. By using an index approach, each of our equity funds provided investors with a way to invest in a broad index of securities. Each of the index funds provided investors with investment returns similar to those of the index it was following. E*TRADE Funds also provided investors with access to fixed-income markets with the Bond and Premier Money Market Funds. E*TRADE Asset Management is now providing active management to these funds, drawing on the experience we and our affiliates have in managing over $25 billion of fixed-income investments. Each of these funds had positive returns in 2002.

                         Enclosed you'll find your copy of the 2002 E*TRADE Funds Annual Report. In it, you will get a recap of the year 2002 and gain insights from fund managers.

                         I hope you'll find the report valuable and informative.

                         Thank you for your investment in the E*TRADE Funds. We value our relationship with you, and look forward to serving your investment needs for many years to come.

                         Sincerely,

                         /s/ LIAT RORER
                         Liat Rorer
                         President, E*TRADE Funds


         This material must be preceded or accompanied by a current prospectus. To obtain a prospectus containing more complete information, please visit ETRADE.COM Please read the prospectus carefully before investing.

         The E*TRADE Premier Money Market Fund is managed to maintain a stable $1 share price. As with all money market funds, an investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund."

         Securities products and services offered by E*TRADE Securities LLC (member NASD/SIPC) are not insured by the FDIC, are not guaranteed deposits or obligations of E*TRADE Bank, and are subject to investment risk, including possible loss of the principal invested.

         E*TRADE Securities LLC and E*TRADE Advisory Services, Inc. are separate companies which are wholly-owned subsidiaries of E*TRADE Group, Inc.

         System response and account access times may vary due to a variety of factors, including trading volumes, market conditions, system performance, and other factors.

The E*TRADE Russell 2000 Index Fund ("Fund") seeks to match as closely as possible, before fees and expenses, the performance of the Russell 2000 Index ("Index"). 1 The Fund seeks to achieve its objective by investing all of its assets in the Russell 2000 Index Master Portfolio ("Master Portfolio"), a series of Master Investment Portfolio, a registered open-end management investment company, which, in turn, generally invests in a representative sample of those securities comprising the Russell 2000 Index. As an index fund, the fund uses a passive management approach. All investment decisions are based on producing returns equivalent to the Index. The Russell 2000 Index is a recognized benchmark for the small-capitalization group and consists of approximately 2000 small-capitalization stocks.

During the annual period ended December 31, 2002, the Russell 2000 Index declined 20.48%. During the same period the Fund declined 20.87%. The difference is primarily caused by the Fund's operating expenses. You should remember that past performance is no guarantee of future returns and that the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Markets declined for a third consecutive year in 2002. In the first few months of the year, positive news provided encouragement to investors. The unemployment rate declined during the first months of the year, durable goods orders rose, and, in March, consumer confidence jumped a surprising 15%. By April, however, equity markets began to slump as weak economic indicators and negative news from corporate America clouded the outlook for recovery. Despite a robust first quarter Gross Domestic Product (GDP) growth rate of 5%, the labor market remained soft, consumer spending dropped, and the U.S. dollar continued weakening. Continued profit warnings were compounded by investor skepticism about accounting methods and corporate leadership. After dipping to five-year lows by early October, equities rebounded. Positive news helped to boost markets. Third quarter GDP growth was reported at a healthy 4.0%. Low mortgage rates drove new-home construction to its highest level in sixteen years, and global chip sales enjoyed double-digit increases in sales levels for the first time since 2001. Despite the upswing, markets overall posted declines for the year.

Within the Russell 2000 Index, sector performance for the year was mostly negative. Telecommunications services (1.22% of the Index as of December 31, 2002) and information technology (17.50% of the Index as of December 31, 2002) stocks struggled the most, declining 60.44% and 45.73%, respectively. Health care stocks (12.79% of the Index as of December 31, 2002) also suffered during the year, falling 37.89%. Consumer discretionary stocks (13.56% of the Index as of December 31) declined 16.77%, and consumer staples (3.56% of the Index) lost 14.64%. The only sector to post positive returns was financials (22.81% of the Index), which gained 4.49. Please refer to the Fund's Schedule of Investments for the specific detail on the Fund's sectors and actual holdings.

Performance was mostly positive among the Funds's ten largest holdings, although combined they account for only 2% of the Fund . Corinthian Colleges (0.20% of the Fund as of December 31, 2002) climbed 85.18%. Scios Inc. (0.22% of the Fund as of December 31, 2002) returned 37.06%. On the negative side, Overture Services Inc. (0.20% of the Fund as of December 31, 2002) fell 22.92%.

                                Average Annual             Cumulative
                                    Return                   Return

                                           Since              Since
                            One Year     Inception          Inception

Fund                        -20.87%       -10.20%            -19.43%

Russell 2000 Index          -20.48%        -9.63%            -18.39%

The following graph shows the hypothetical return of $10,000 invested in the Russell 2000 Index and the hypothetical return of $10,000 invested in the E*TRADE Russell 2000 Index Fund at the end of each month for which the Fund was operational. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

                               [GRAPHIC OMITTED]
               EDGAR REPRESENTATION OF PLOT POINTS USED IN GRAPHIC

     Russell 2000 Index                  E*TRADE Russell 2000 Fund

START               $10,000.00       START               $10,000.00
1/31/2001           $10,520.00       1/31/2001           $10,480.00
2/28/2001           $ 9,830.94       2/28/2001           $ 9,800.32
3/31/2001           $ 9,350.21       3/31/2001           $ 9,303.56
4/30/2001           $10,080.46       4/30/2001           $10,045.44
5/31/2001           $10,327.43       5/31/2001           $10,276.03
6/30/2001           $10,676.50       6/30/2001           $10,638.83
7/31/2001           $10,113.85       7/31/2001           $10,066.20
8/31/2001           $ 9,787.17       8/31/2001           $ 9,744.73
9/30/2001           $ 8,471.77       9/30/2001           $ 8,430.26
10/31/2001          $ 8,968.22       10/31/2001          $ 8,913.72
11/30/2001          $ 9,662.36       11/30/2001          $ 9,598.56
12/31/2001          $10,259.49       12/31/2001          $10,182.63
1/31/2002           $10,153.82       1/31/2002           $10,069.37
2/28/2002           $ 9,875.60       2/28/2002           $ 9,791.38
3/31/2002           $10,669.60       3/31/2002           $10,580.57
4/30/2002           $10,766.70       4/30/2002           $10,673.68
5/31/2002           $10,289.73       5/31/2002           $10,198.70
6/30/2002           $ 9,778.33       6/30/2002           $ 9,691.82
7/31/2002           $ 8,301.80       7/31/2002           $ 8,235.14
8/31/2002           $ 8,280.22       8/31/2002           $ 8,203.85
9/30/2002           $ 7,685.70       9/30/2002           $ 7,609.89
10/31/2002          $ 7,931.64       10/31/2002          $ 7,849.60
11/30/2002          $ 8,639.14       11/30/2002          $ 8,547.43
12/31/2002          $ 8,158.81       12/31/2002          $ 8,058.52

Hypothetical illustration of $10,000 invested at inception (commencement of operations was December 29, 2000), assuming reinvestment of dividends and capital gains at net asset value through December 31, 2002. This graph reflects the Fund's operating expenses, but the Index does not have expenses, which would have lowered its performance.

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.


1. "Frank Russell Company" and "Russell 2000 Index" are service marks of the Frank Russell Company and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with the Master Portfolio, the Master Portfolio's investment adviser or distributor, E*TRADE Asset Management, Inc. or the Fund. Neither the Fund nor the Master Portfolio is sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

The Fund's returns can be particularly affected by the risks of investing in small-capitalization companies. Small-cap companies tend to: be less financially secure than large-capitalization companies; have less diverse product lines; be more susceptible to adverse developments concerning their products; be more thinly traded; have less liquidity; and have greater volatility in the price of their securities.

The Russell 2000 Index measures the performance of the small-capitalization sector of the U.S. public equity market. The Russell 2000 Index is an unmanaged, capitalization-weighted index and is a subset consisting of approximately the 2,000 smallest companies of the Russell 3000 Index.

The Fund's ability to match its investment performance to the investment performance of the Russell 2000 Index may be affected by, among other things:
(i) the Fund and the Master Portfolio's expenses; (ii) the amount of cash and cash equivalents held by the Master Portfolio's investment portfolio; (iii) the manner in which the total return of the Russell 2000 Index is calculated;
(iv)the timing, frequency and size of shareholder purchases and redemptions of the Fund and the Master Portfolio; and (v) the weighting of a particular stock in the Russell 2000 Index.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002
--------------------------------------------------------------------------------

ASSETS

Investment in Russell 2000 Index Master Portfolio
  ("Master Portfolio"), at market value (Note 1)                  $  12,615,984
Receivable for fund shares sold                                          22,844
Due from E*TRADE Asset Management, Inc. (Note 2)                         32,001
                                                                 ---------------
      TOTAL ASSETS                                                   12,670,829
                                                                 ---------------
LIABILITIES
Payable for fund shares redeemed                                          9,472
Accrued administration fee (Note 2)                                       3,068
Due to Trustees                                                           3,161
Accrued expenses                                                         77,586
                                                                 ---------------
      TOTAL LIABILITIES                                                  93,287
                                                                 ---------------
TOTAL NET ASSETS                                                  $  12,577,542
                                                                 ===============
NET ASSETS CONSIST OF:
Paid-in capital                                                      15,570,713
Undistributed net investment income                                      27,275
Net realized loss on investments and futures contracts                 (244,271)
Net unrealized depreciation of investments and
  futures contracts                                                  (2,776,175)
                                                                 ===============
TOTAL NET ASSETS                                                  $  12,577,542
                                                                 ===============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)            1,624,297
                                                                 ===============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE    $        7.74
                                                                 ===============

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2002
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
    Dividends (Net of foreign withholding tax of $59)             $     169,805
    Interest                                                             16,738
    Expenses (Note 2)                                                   (12,575)
                                                                 ---------------
        NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO           173,968
                                                                 ---------------
EXPENSES (NOTE 2):
    Advisory fee                                                          2,502
    Administration fee                                                   12,511
    Shareholder servicing fees                                           31,277
    Transfer agency fees                                                 24,979
    Legal services                                                        7,665
    Audit and tax services                                               14,965
    Custodian fee                                                        43,800
    Registration fees                                                    31,640
    Trustee fees                                                          8,301
    Other expenses                                                       43,434
                                                                 ---------------
    TOTAL FUND EXPENSES BEFORE WAIVER                                   221,074
Waived fees and reimbursed expenses (Note 2)                           (152,329)
                                                                 ---------------
    NET EXPENSES                                                         68,745
                                                                 ---------------
NET INVESTMENT INCOME                                                   105,223
                                                                 ---------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES
  CONTRACTS ALLOCATED FROM MASTER PORTFOLIO
Net realized gain/(loss) on:
    Sale of investments                                                (101,027)
    Futures contracts                                                  (105,993)
Change in unrealized depreciation of:
    Investments                                                      (3,153,487)
    Futures contracts                                                   (14,064)
                                                                 ---------------
        NET REALIZED AND UNREALIZED LOSS ON
        INVESTMENTS AND FUTURES CONTRACTS
        ALLOCATED FROM MASTER PORT                                   (3,374,571)
                                                                 ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  (3,269,348)
                                                                 ===============

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------

                                                                              For the Year Ended      For the Year Ended
                                                                               December 31, 2002      December 31, 2001
                                                                              ------------------      ------------------
NET (DECREASE)/INCREASE IN NET ASSETS
OPERATIONS:
Net investment income                                                            $     105,223           $      77,742
Net realized (loss)/gain on sale of investments                                       (207,020)                186,682
Net change in unrealized appreciation/(depreciation) of investments and
futures contracts                                                                   (3,167,551)                391,376
                                                                                ---------------         ---------------
NET (DECREASE)/INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     (3,269,348)                655,800
                                                                                ---------------         ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                               (76,381)                (76,286)
Distributions from net realized gain on sale of investments                            (60,297)               (154,482)
                                                                                ---------------         ---------------

TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                   (136,678)               (230,768)
                                                                                ---------------         ---------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                                    11,740,350              18,884,049
Value of shares issued in reinvestment of dividends and distributions                  122,226                 211,651
Cost of shares redeemed                                                             (4,304,921)            (11,112,905)
                                                                                ---------------         ---------------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF
COMMON STOCK                                                                         7,557,655               7,982,795
                                                                                ---------------         ---------------
REDEMPTION FEES                                                                          7,935                   9,151
                                                                                ---------------         ---------------
NET INCREASE IN NET ASSETS                                                           4,159,564               8,416,978
NET ASSETS:
Beginning of year                                                                    8,417,978                   1,000
                                                                                ---------------         ---------------
END OF YEAR                                                                      $  12,577,542           $   8,417,978
                                                                                ===============         ===============
SHARE TRANSACTIONS:
Number of shares sold                                                                1,269,311               1,966,395
Number of shares reinvested                                                             15,132                  21,926
Number of shares redeemed                                                             (510,993)             (1,137,574)
                                                                                ---------------         ---------------
NET INCREASE IN SHARES OUTSTANDING                                                     773,450                 850,747
                                                                                ===============         ===============

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Period from
                                                                                                              December 29, 2000
                                                                                                                (commencement
                                                                   Year Ended             Year Ended        of operations) through
FOR A SHARE OUTSTANDING FOR THE PERIOD                         December 31, 2002 (3)  December 31, 2001 (3)   December 31, 2000
                                                               -----------------      -----------------     ----------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                $   9.89               $  10.00                $  10.00
                                                                   ----------             ----------              ----------
(LOSS) INCOME FROM INVESTMENT OPERATIONS:
       Net investment income                                            0.07                   0.09                      --
       Net realized and unrealized (loss) gain on investments          (2.14)                  0.07                      --
                                                                   ----------             ----------              ----------
       TOTAL (LOSS) INCOME FROM INVESTMENT OPERATIONS                  (2.07)                  0.16                      --
                                                                   ----------             ----------              ----------

DISTRIBUTIONS TO SHAREHOLDERS:
       Distributions from net investment income                        (0.05)                 (0.09)                     --
       Distributions from net realized gains                           (0.04)                 (0.19)                     --
                                                                   ----------             ----------              ----------

       TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             (0.09)                 (0.28)                     --
                                                                   ----------             ----------              ----------

REDEMPTION FEES ADDED TO PAID-IN CAPITAL                                0.01                   0.01                      --
                                                                   ----------             ----------              ----------
NET ASSET VALUE, END OF PERIOD                                      $   7.74               $   9.89                $  10.00
                                                                   ==========             ==========              ==========

TOTAL RETURN                                                          (20.87)%                 1.82%                   0.00%
RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of period (000s omitted)                     $ 12,578               $  8,418                $       1
       Ratio of expenses to average net assets (1)                      0.65 %                 0.65%                      --
       Ratio of net investment income to average
          net assets (2)                                                0.84 %                 0.90%                      --
       Portfolio turnover rate of Master Portfolio                     27.96 %                45.87%                   0.00%(4)(5)

-------------

(1)  The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the years ended December 31, 2002 and December 31, 2001 were 1.87% and 1.53%.

(2)  The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the years ended December 31, 2002 and December 31, 2001 were (0.38)% and 0.02%.

(3)  Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Russell 2000 Index Master Portfolio.

(4)  For the Period December 19, 2000 (commencement of operations) through December 31, 2000.

(5)  Rounds to less than 1%.

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002


1.   SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Russell 2000 Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of December 31, 2002 the Trust consisted of eleven operating series: the E*TRADE Bond Fund, the E*TRADE California Municipal Money Market Fund, the E*TRADE Government Money Market Fund, the E*TRADE International Index Fund, the E*TRADE Money Market Fund, the E*TRADE Municipal Money Market Fund, the E*TRADE New York Money
Municipal Market Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Russell 2000 Index Fund.

The Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index*. The Fund seeks to achieve its objective by investing all of its investable assets in the Russell 2000 Index Master Portfolio ("Master Portfolio"). The Master Portfolio, in turn, invests in a representative sample of those securities comprising the Russell 2000 Index. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

* "Russell 2000 Index" is a service mark of the Frank Russell Company and has been licensed for use for certain purposes by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's investment adviser. Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with the investment adviser or the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund uses the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, whose shares are offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of December 31, 2002, the value of the Fund's investment in the Master Portfolio was 16.29% of the outstanding interests of the Master Portfolio.

The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's interests held by the Fund. The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recorded on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during 2002 and 2001 was as follows:

                               2002              2001
                            -----------------------------
Distributions paid from:
Ordinary income             $  103,801        $  230,768
Long-term capital gain          32,877                --
                            ----------        ----------
                            $  136,678        $  230,768
                            ----------        ----------

At December 31, 2002, the components of Distributable Earnings on a tax basis were as follows:

Undistributed/(Overdistributed) Ordinary Income                     $    21,327
Unrealized Appreciation/(Depreciation)                               (2,781,771)
Capital and Other Losses                                               (232,727)

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. The Fund intends to qualify annually as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2002.

As of December 31, 2002, for federal income tax purposes, the Fund had a capital loss carryforward of $227,981 expiring in 2010. For the year ended December 31, 2002, the Fund has elected to defer $4,746 of capital losses attributable to post-October losses.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment adviser for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its services as investment adviser, ETAM is paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets if the Fund invests all of its assets in a master portfolio and 0.10% on that portion of the Fund's assets not invested in the Master Portfolio.

Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA is entitled to receive a fee from the Master Portfolio (and indirectly the Fund as a shareholder of the Master Portfolio) at an annual rate equal to 0.08% of the average daily net assets of the Master Portfolio. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, certain other fees paid by the Master Portfolio, such as accounting, administration, legal, SEC registration fees, in addition to income, expenses and realized and unrealized gains and losses.

ETAM provides administrative services to the Fund. Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters;
providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays ETAM an administrative services fee equal to 0.10% of the Fund's average daily net assets.

ETAM also acts as shareholder servicing agent to the Fund under a Shareholder Servicing Agreement with the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services; delivery of prospectuses, reports and proxy statements; receiving, tabulating and transmitting proxies executed on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances; maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, ETAM is allowed to use the servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities LLC (formerly E*TRADE Securities, Inc.), a wholly owned subsidiary of E*TRADE Group, the Trust's principal underwriter, for shareholder services provided by E*TRADE Securities to the Fund.

In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least April 30, 2003. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.65% of the Fund's daily net assets. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and
(ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund. Approximately $206,698 was eligible for reimbursement at December 31, 2002.

The amount "Due from E*TRADE Asset Management Inc." listed on the Fund's Statement of Assets and Liabilities, reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least April 30, 2003. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.65%.

The Fund's investment in the Master Portfolio is also subject to an administrative fee of 0.02% of its average daily net assets paid to Barclays Global Investors N.A., and Stephens, Inc., the Master Portfolio's co-administrator. Such administrative fees are recorded at the Master Portfolio level.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities LLC serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the year December 31, 2002.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of E*TRADE Funds:

We have audited the accompanying statement of assets and liabilities of the E*TRADE Russell 2000 Index Fund (the "Fund") (one of eleven funds comprising the E*TRADE Funds) as of December 31, 2002 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from December 29, 2000 through December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Russell 2000 Index Fund as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from December 29, 2000 through December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Los Angeles, California
February 13, 2003

TAX INFORMATION (UNAUDITED)

Pursuant to Section 852 of the Internal Revenue Code, the Fund designated $32,877 as capital gain dividends for the year ended December 31, 2002.

For corporate shareholders 79.95% of the ordinary dividends paid during the Fund's year ended December 31, 2002 qualified for the dividends received deduction.

TRUSTEE/OFFICER INFORMATION (UNAUDITED)

         The chart below identifies the Trustees and officers of the Trust which currently consists of eleven series. Each "interested" Trustee as defined by the 1940 Act, is indicated by an asterisk (*).

------------------------------------------------------------------------------------------------------------------------------------
                                                              TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
      NAME, ADDRESS,                                                                                      OTHER DIRECTORSHIPS
     AGE AND POSITION                     LENGTH                   PRINCIPAL OCCUPATION(S)                  HELD BY TRUSTEE
      HELD WITH TRUST                 OF TIME SERVED               DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Mitchell H. Caplan* (45)           Since February 2002        Mr. Caplan is Chief Executive
4500 Bohannon Drive                                           Officer and President of E*TRADE
Menlo Park, CA  94025                                         Group, Inc.  He also is Chairman of
Trustee                                                       the Board and Chief Executive
                                                              Officer of E*TRADE Financial
                                                              Corporation and E*TRADE Bank and a
                                                              Director of E*TRADE Global Asset
                                                              Management, Inc. He previously served
                                                              as Vice Chairman of the Board of
                                                              Directors, President and Chief
                                                              Executive Officer of Telebanc
                                                              Financial Corporation and Telebank
                                                              (renamed E*TRADE Bank) from
                                                              1993-2000.
------------------------------------------------------------------------------------------------------------------------------------
Steven Grenadier (38)              Since February 1999        Mr. Grenadier is an Associate
4500 Bohannon Drive                                           Professor of Finance at the
Menlo Park, CA  94025                                         Graduate School of Business at
Trustee                                                       Stanford University, where he has
                                                              been employed as a professor since
                                                              1992.
------------------------------------------------------------------------------------------------------------------------------------
Shelly J. Meyers* (43)             Since February 1999        Ms. Meyers is the Manager, Chief           Meyers Capital
4500 Bohannon Drive                                           Executive Officer, and founder of          Management LLC
Menlo Park, CA  94025                                         Meyers Capital Management, a
Trustee                                                       registered investment adviser
                                                              formed in January 1996. She has also
                                                              managed the Citizens Value Fund since
                                                              2001 (and its predecessor since June
                                                              1996).
------------------------------------------------------------------------------------------------------------------------------------
Ashley T. Rabun (50)               Since February 1999        Ms. Rabun is the Founder and Chief         Professionally
4500 Bohannon Drive                                           Executive Officer of InvestorReach         Managed Portfolios, a
Menlo Park, CA  94025                                         (which is a consulting firm                multi-series trust of
Trustee                                                       specializing in marketing and              US Bancorp
                                                              distribution strategies for
                                                              financial services companies formed
                                                              in October 1996).  She was
                                                              previously President of Nicholas
                                                              Applegate Mutual Funds.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                              TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
      NAME, ADDRESS,                                                                                      OTHER DIRECTORSHIPS
     AGE AND POSITION                     LENGTH                   PRINCIPAL OCCUPATION(S)                  HELD BY TRUSTEE
      HELD WITH TRUST                 OF TIME SERVED               DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
George J. Rebhan (68)              Since December 1999        Mr. Rebhan retired in December             Advisors Series Trust
4500 Bohannon Drive                                           1993, and prior to that he was
Menlo Park, CA  94025                                         President of Hotchkis and Wiley
Trustee                                                       Funds (investment company) from
                                                              1985 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Liat Rorer (42)                    Since May 2001             Ms. Rorer is Vice President of             N/A
President                                                     E*TRADE Asset Management, Inc. and
                                                              E*TRADE Advisory Services.  She is
                                                              also a Business Leader of E*TRADE
                                                              Global Asset Management, Inc.
                                                              Prior to that she was a Business
                                                              Leader of E*TRADE Securities LLC
                                                              which she joined in 1999.  Prior to
                                                              that Ms. Rorer worked as a senior
                                                              consultant for the Spectrem Group,
                                                              (financial services consulting)
                                                              beginning in 1998.  From 1996 to
                                                              1998, she was Vice President for
                                                              Charles Schwab's Retirement Plan
                                                              Services.
------------------------------------------------------------------------------------------------------------------------------------
Elizabeth Gottfried (42)           Since November 2000        Ms. Gottfried is Vice President of         N/A
Vice President and Treasurer                                  E*TRADE Asset Management. She is
                                                              also a Business Manager of E*TRADE
                                                              Global Asset Management, Inc. She
                                                              joined E*TRADE in September 2000.
                                                              Prior to that, she worked at Wells
                                                              Fargo Bank from 1984 to 2000 and
                                                              managed various areas of Wells
                                                              Fargo's mutual fund group.
------------------------------------------------------------------------------------------------------------------------------------
Jay Gould (47)                     Since August 2000          Mr. Gould is Secretary of E*TRADE          N/A
Secretary                                                     Asset Management.  Mr. Gould also
                                                              serves as Chief Counsel and
                                                              Secretary to E*TRADE Global Asset
                                                              Management, Inc. and Secretary to
                                                              E*TRADE Advisory Services, Inc.
                                                              Mr. Gould serves on the Rules
                                                              Committee and the International
                                                              Committee of the Investment Company
                                                              Institute, and serves on the
                                                              Advisory Board of the Wall Street
                                                              Lawyer.  From February to December
                                                              1999, he served as a Vice President
                                                              at Transamerica and prior to that
                                                              he worked at Bank of America
                                                              (banking and financial services)
                                                              from 1994.
------------------------------------------------------------------------------------------------------------------------------------

*Ms. Meyers may be considered an "interested" person (as defined by the 1940 Act) of the Trust because she is an officer of an investment company whose shares are offered through the mutual fund "supermarket" sponsored by E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each series of the Trust. Mr. Caplan may be considered an "interested" person of the Trust because he is an officer of E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each series of the Trust.

The Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our Website online (www.etrade.com) or by calling our toll-free number at (800) 786-2575.

RUSSELL 2000 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2002


SECURITY                                               SHARES             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS--97.12%
ADVERTISING--0.37%
--------------------------------------------------------------------------------
ADVO Inc.                                (1)            2,323            76,264
APAC Customer Services Inc.              (1)            3,100             7,254
Avenue A Inc.                            (1)            3,600            10,440
Donnelley (R.H.) Corp.                   (1)            3,120            91,447
Grey Global Group Inc.                                    100            61,110
SITEL Corp.                              (1)            5,900             7,080
ValueVision Media Inc. "A"               (1)            2,200            32,956
--------------------------------------------------------------------------------
                                                                        286,551
--------------------------------------------------------------------------------

AEROSPACE / DEFENSE--0.60%
--------------------------------------------------------------------------------
AAR Corp.                                               3,501            18,030
BE Aerospace Inc.                        (1)            4,320            15,725
Curtiss-Wright Corp.                                    1,245            79,456
DRS Technologies Inc.                    (1)            3,015            94,460
Ducommun Inc.                            (1)              700            11,095
GenCorp. Inc.                                           3,220            25,502
HEICO Corp.                                             2,225            23,607
Integrated Defense Technologies Inc.     (1)              800            11,600
Orbital Sciences Corp.                   (1)            4,500            18,990
Sequa Corp. "A"                          (1)              898            35,121
Teledyne Technologies Inc.               (1)            3,500            54,880
United Defense Industries Inc.           (1)            2,401            55,943
United Industrial Corp.                                 1,200            19,200
--------------------------------------------------------------------------------
                                                                        463,609
--------------------------------------------------------------------------------

AGRICULTURE--0.20%
--------------------------------------------------------------------------------
Delta & Pine Land Co.                                   5,373           109,663
DIMON Inc.                                              4,995            29,970
Maui Land & Pineapple Co. Inc.           (1)              400             6,336
Seminis Inc. "A"                         (1)            1,900             5,472
--------------------------------------------------------------------------------
                                                                        151,441
--------------------------------------------------------------------------------

AIRLINES--0.36%
--------------------------------------------------------------------------------
Airtran Holdings Inc.                    (1)            6,370            24,843
Alaska Air Group Inc.                    (1)            3,192            69,107
Atlantic Coast Airlines Holdings Inc.    (1)            6,368            76,607
ExpressJet Holdings Inc.                 (1)            3,736            38,294
Frontier Airlines Inc.                   (1)            3,550            23,998
Mesa Air Group Inc.                      (1)            4,335            17,643
Mesaba Holdings Inc.                     (1)            1,200             7,344
Midwest Express Holdings Inc.            (1)            2,250            12,037
UAL Corp.                                (1)            5,900             8,437
--------------------------------------------------------------------------------
                                                                        278,310
--------------------------------------------------------------------------------

APPAREL--0.52%
--------------------------------------------------------------------------------
Cherokee Inc.                            (1)              500             7,300
Gymboree Corp.                           (1)            2,800            44,408
K-Swiss Inc. "A"                                        1,456            31,610
OshKosh B'Gosh Inc. "A"                                 1,200            33,660
Oxford Industries Inc.                                  1,076            27,599
Phillips-Van Heusen Corp.                               2,800            32,368
Quiksilver Inc.                          (1)            2,420            64,517
Russell Corp.                                           4,338            72,618
Skechers U.S.A. Inc. "A"                 (1)            1,700            14,433
Stride Rite Corp.                                       4,500            32,265
Tropical Sportswear International Corp.  (1)            1,153            10,342
Unifi Inc.                               (1)            6,273            32,933
--------------------------------------------------------------------------------
                                                                        404,053
--------------------------------------------------------------------------------

AUTO MANUFACTURERS--0.48%
--------------------------------------------------------------------------------
Aftermarket Technology Corp.             (1)              800            11,600
CLARCOR Inc.                                            3,010            97,133
Dura Automotive Systems Inc.             (1)            2,372            23,815
Oshkosh Truck Corp.                                     1,805           111,007
Raytech Corp.                            (1)            4,300            24,510
Smith (A.O.) Corp. "B"                                  1,900            51,319
Spartan Motors Inc.                                     1,000            11,380
Wabash National Corp.                    (1)            5,345            44,791
--------------------------------------------------------------------------------
                                                                        375,555
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT--0.40%
--------------------------------------------------------------------------------
Bandag Inc.                                             1,355            52,411
Collins & Aikman Corp.                   (1)            2,548            11,339
IMPCO Technologies Inc.                  (1)            1,130             5,300
Modine Manufacturing Co.                                3,607            63,772
Standard Motor Products Inc.                              600             7,800
Strattec Security Corp.                  (1)              400            19,176
Superior Industries International Inc.                  2,512           103,896
Tenneco Automotive Inc.                  (1)            3,900            15,756
Tower Automotive Inc.                    (1)            7,100            31,950
--------------------------------------------------------------------------------
                                                                        311,400
--------------------------------------------------------------------------------

BANKS--11.06%
--------------------------------------------------------------------------------
ABC Bancorp                                             1,100            14,245
Alabama National Bancorp                                1,020            44,370
Allegiant Bancorp Inc.                                  1,200            21,875
AMCORE Financial Inc.                                   2,640            57,288
American Financial Holdings Inc.                        2,702            80,736
American National Bankshares Inc.                         700            18,200
Anchor BanCorp Wisconsin Inc.                           2,383            49,447
Arrow Financial Corp.                                     810            24,924
Banc Corp. (The)                                        1,500            11,640
BancFirst Corp.                                           400            18,800
Bank Mutual Corp.                                       1,326            30,670
Bank of Granite Corp.                                   1,614            28,245
Bank of the Ozarks Inc.                                   766            17,955
BankAtlantic Bancorp Inc. "A"                           5,023            47,467
BankUnited Financial Corp. "A"           (1)            2,797            45,255
Banner Corp.                                            1,488            27,891
Bay View Capital Corp.                   (1)           10,760            61,870
Berkshire Hills Bancorp Inc.                            1,000            23,550
Boston Private Financial Holdings Inc.                  2,551            50,663
BostonFed Bancorp Inc.                                    700            18,690
Brookline Bancorp Inc.                                  6,622            78,802
Bryn Mawr Bank Corp.                                      400            14,652

BSB Bancorp Inc.                                        1,413            29,631
Camden National Corp.                                     900            21,780
Capital City Bank Group Inc.                              920            36,055
Capitol Bancorp Ltd.                                    1,151            26,703
Cascade Bancorp                                         2,085            28,815
Cathay Bancorp Inc.                                     1,837            69,788
CB Bancshares Inc.                                        615            26,150
CCBT Financial Companies Inc.                           1,860            47,765
Central Coast Bancorp                    (1)              625            12,350
CFS Bancorp Inc.                                        1,792            25,626
Charter Financial Corp.                                   400            12,432
Chemical Financial Corp.                                2,714            87,255
Chittenden Corp.                                        3,650            93,002
Citizens First Bancorp Inc.                             1,000            21,059
City Bank                                               1,114            27,571
City Holding Co.                                        2,708            76,528
Coastal Bancorp Inc.                                      600            19,410
Coastal Financial Corp.                                 1,400            19,096
CoBiz Inc.                                              1,049            15,578
Columbia Bancorp                                          600            13,218
Columbia Banking System Inc.             (1)            1,837            23,165
Commercial Federal Corp.                                5,607           130,923
Commonwealth Bancorp Inc.                               1,028            47,668
Community Bank System Inc.                              1,572            49,282
Community Banks Inc.                                    1,057            29,279
Community First Bankshares Inc.                         4,677           123,753
Community Trust Bancorp Inc.                            1,287            32,355
Connecticut Bankshares Inc.                             1,902            73,132
Corus Bankshares Inc.                                   1,563            68,241
CPB Inc.                                                1,800            49,410
CVB Financial Corp.                                     3,028            77,002
Dime Community Bancshares                               2,556            48,947
East West Bancorp Inc.                                  2,620            94,530
F&M Bancorp                                             1,921            61,472
Farmers Capital Bank Corp.                                925            30,756
Fidelity Bankshares Inc.                                2,912            52,125
Financial Institutions Inc.                               770            22,607
First Bancorp                                           3,750            84,750
First Bancorp North Carolina                              750            17,632
First Busey Corp. "A"                                   1,000            23,060
First Charter Corp.                                     4,749            85,529
First Citizens BancShares Inc. "A"                        848            81,917
First Commonwealth Financial Corp.                      8,147            93,690
First Community Bancorp                                   800            26,345
First Community Bancshares Inc.                         1,131            34,790
First Defiance Financial Corp.                          1,277            24,135
First Essex Bancorp Inc.                                  870            29,058
First Federal Capital Corp.                             2,100            40,549
First Financial Bancorp                                 3,990            65,400
First Financial Bankshares Inc.                         1,275            48,450
First Financial Corp.                                     798            38,807
First Financial Holdings Inc.                           1,676            41,498
First Indiana Corp.                                     1,331            24,637
First Merchants Corp.                                   1,841            41,956
First National Corp.                                      880            21,120
First Niagara Financial Group Inc.                      1,000            26,120
First Oak Brook Bancshares "A"                            500            15,710
First of Long Island Corp.                                600            21,900
First Place Financial Corp.                             1,991            33,110

First Republic Bank                      (1)            1,387            27,726
First Sentinel Bancorp Inc.                             2,900            41,731
1st Source Corp.                                        1,852            31,021
First State Bancorp                                       700            17,360
FIRSTFED AMERICA BANCORP INC.                             900            22,365
FirstFed Financial Corp.                 (1)            2,109            61,056
Flagstar Bancorp Inc.                                   1,510            32,616
Flushing Financial Corp.                                1,618            26,500
FNB Corp.                                                 810            19,221
Frontier Financial Corp.                                1,830            46,811
GBC Bancorp                                             1,100            21,296
German American Bancorp                                 1,401            21,786
Glacier Bancorp Inc.                                    1,847            43,515
Gold Bancorp Inc.                                       4,173            41,400
Granite State Bankshares Inc.                             896            39,146
Great Southern Bancorp Inc.                               500            18,375
Hancock Holding Co.                                     2,062            92,068
Hanmi Financial Corp.                    (1)              900            14,994
Harbor Florida Bancshares Inc.                          2,400            54,048
Harleysville National Corp.                             2,452            65,052
Hawthorne Financial Corp.                (1)              881            25,144
Hudson River Bancorp Inc.                               1,925            47,644
Humboldt Bancorp                                        1,200            12,360
IBERIABANK Corp.                                          885            35,542
Independent Bank Corp. (Massachusetts)                  1,600            36,480
Independent Bank Corp. (Michigan)                       1,627            49,233
Integra Bank Corp.                                      1,981            35,301
Interchange Financial Services Corp.                      900            14,490
International Bancshares Corp.                          3,215           126,832
Irwin Financial Corp.                                   1,860            30,690
ITLA Capital Corp.                       (1)              500            16,615
Lakeland Bancorp Inc.                                   1,610            28,771
Lakeland Financial Corp.                                  600            14,070
Local Financial Corp.                    (1)            2,360            34,574
LSB Bancshares Inc.                                       900            14,580
Macatawa Bank Corp.                                     1,123            22,292
MAF Bancorp Inc.                                        2,202            74,868
Main Street Banks Inc.                                  1,293            24,826
MainSource Financial Group Inc.                           860            20,648
Massbank Corp.                                            662            18,735
MB Financial Inc.                                       1,387            48,254
Merchants Bancshares Inc.                                 700            15,778
Mid-State Bancshares                                    2,676            43,945
Midwest Banc Holdings Inc.                              1,246            23,612
National Penn Bancshares Inc.                           2,162            57,400
NBC Capital Corp.                                         800            20,160
NBT Bancorp Inc.                                        3,755            64,098
Net.B@nk Inc.                            (1)            5,700            55,176
Northwest Bancorp Inc.                                  1,206            17,837
OceanFirst Financial Corp.                              2,196            49,300
Ocwen Financial Corp.                    (1)            3,600            10,080
Old Second Bancorp Inc.                                   929            34,373
Omega Financial Corp.                                     900            32,265
Oriental Financial Group Inc.                           1,380            33,920
Pacific Capital Bancorp                                 4,118           104,803
Pacific Northwest Bancorp                               1,800            45,000
Pacific Union Bank                       (1)            1,200            13,812
Parkvale Financial Corp.                                  500            11,530
Peapack-Gladstone Financial Corp.                         600            20,550

PennFed Financial Services Inc.                           600            16,290
PennRock Financial Services Corp.                         770            21,367
Peoples Bancorp Inc.                                    1,000            25,600
Peoples Holding Co.                                       700            28,525
PFF Bancorp Inc.                                        1,527            47,719
Port Financial Corp.                                      708            31,591
PrivateBancorp Inc.                                       500            18,930
Prosperity Bancshares Inc.                              1,493            28,367
Provident Bancorp Inc.                                    300             9,315
Provident Bankshares Corp.                              3,922            90,641
Quaker City Bancorp Inc.                 (1)              738            24,302
R&G Financial Corp. "B"                                 2,029            47,174
Republic Bancorp Inc.                                   5,764            67,842
Republic Bancorp Inc. "A"                               1,000            11,270
Republic Bancshares Inc.                 (1)              800            15,720
Riggs National Corp.                                    1,992            30,856
Royal Bancshares of Pennsylvania "A"                      618            13,225
S&T Bancorp Inc.                                        3,016            75,554
Sandy Spring Bancorp Inc.                               2,419            76,198
Santander BanCorp                                         902            11,726
Seacoast Banking Corp. of Florida                       1,200            22,608
Second Bancorp Inc.                                     1,100            29,150
Simmons First National Corp. "A"                          870            31,885
South Financial Group Inc. (The)                        5,212           107,680
Southwest Bancorp Inc.                                    961            24,755
Southwest Bancorp of Texas Inc.          (1)            3,431            98,847
St. Francis Capital Corp.                                 860            20,141
State Bancorp Inc.                                        800            14,400
Staten Island Bancorp Inc.                              6,605           133,025
Sterling Bancorp - NY Shares                            1,389            36,558
Sterling Bancshares Inc.                                4,557            55,687
Sterling Financial Corp. (Pennsylvania)                 2,009            47,513
Sterling Financial Corp. (Washington)    (1)            1,200            22,584
Suffolk Bancorp                                         1,200            37,944
Summit Bancshares Inc.                                  1,078            21,021
Sun Bancorp Inc.                                          600            10,956
Superior Financial Corp.                                  800            14,697
Susquehanna Bancshares Inc.                             4,681            97,557
SY Bancorp Inc.                                           854            31,683
Texas Regional Bancshares Inc. "A"                      2,738            97,311
Tompkins Trustco Inc.                                     840            37,044
TriCo Bancshares                                          936            23,026
Troy Financial Corp.                                    1,094            29,516
Trust Co. of New Jersey (The)                           2,938            81,767
TrustCo Bank Corp. NY                                   8,160            87,965
UCBH Holdings Inc.                                      1,992            84,560
UMB Financial Corp.                                     1,891            72,352
Umpqua Holdings Corp.                                   4,724            86,213
Union Bankshares Corp.                                    988            26,923
United Bancshares Inc.                                  4,424           128,566
United Community Banks Inc.                             2,762            67,310
United Community Financial Corp.                        3,859            33,380
United National Bancorp                                 2,324            53,568
Unizan Financial Corp.                                  2,955            58,361
USB Holding Co. Inc.                                    1,602            28,355
Virginia Financial Group Inc.                             800            23,840
W Holding Co. Inc.                                      4,924            80,803
Warwick Community Bancorp                                 701            19,859
Washington Trust Bancorp Inc.                           1,688            32,967

Waypoint Financial Corp.                                4,413            78,551
WesBanco Inc.                                           2,640            61,750
West Coast Bancorp                                      2,031            30,770
Westcorp Inc.                                           1,420            29,820
Westfield Financial Inc.                                  400             6,200
Wintrust Financial Corp.                                1,828            57,253
WSFS Financial Corp.                                    1,000            32,970
Yardville National Bancorp                                700            12,068
--------------------------------------------------------------------------------
                                                                      8,569,503
--------------------------------------------------------------------------------

BEVERAGES--0.21%
--------------------------------------------------------------------------------
Boston Beer Co. Inc. "A"                 (1)              900            12,870
Cadiz Inc.                               (1)            4,100             2,255
Coca-Cola Bottling Co. Consolidated                       200            12,902
Farmer Brothers Co.                                       100            30,900
Peet's Coffee & Tea Inc.                 (1)            1,395            19,711
Robert Mondavi Corp. (The) "A"           (1)            1,265            39,215
Standard Commercial Corp.                               2,394            43,331
--------------------------------------------------------------------------------
                                                                        161,184
--------------------------------------------------------------------------------

BIOTECHNOLOGY--1.43%
--------------------------------------------------------------------------------
Acacia Research - CombiMatrix            (1)            1,244             4,528
Alexion Pharmaceuticals Inc.             (1)            3,628            51,227
Applera Corp. - Celera Genomics Group    (1)            8,596            82,092
Applied Molecular Evolution Inc.         (1)            1,700             3,485
Arena Pharmaceuticals Inc.               (1)            2,410            15,689
Ariad Pharmaceuticals Inc.               (1)            3,200             7,424
Bio-Technology General Corp.             (1)            6,300            20,166
Cambrex Corp.                                           2,744            82,896
Ciphergen Biosystems Inc.                (1)            2,300             7,935
CryoLife Inc.                            (1)            1,900            12,977
CuraGen Corp.                            (1)            5,400            25,110
deCODE genetics Inc.                     (1)            3,660             6,771
Diversa Corp.                            (1)            2,680            24,254
Exact Sciences Corp.                     (1)            1,300            14,079
Exelixis Inc.                            (1)            5,861            46,888
Gene Logic Inc.                          (1)            3,300            20,757
Genencor International Inc.              (1)            1,373            13,428
Genzyme Corp. - Biosurgery Division      (1)            3,960            10,098
Harvard Bioscience Inc.                  (1)            1,300             4,287
Illumina Inc.                            (1)            2,670             8,998
Immunomedics Inc.                        (1)            5,356            24,745
Incyte Genomics Inc.                     (1)            8,703            39,686
Integra LifeSciences Holdings Corp.      (1)            2,260            39,889
Kosan Biosciences Inc.                   (1)            2,427            14,732
Lexicon Genetics Inc.                    (1)            3,600            17,028
Maxygen Inc.                             (1)            3,727            28,400
Myriad Genetics Inc.                     (1)            4,419            64,517
Protein Design Labs Inc.                 (1)           10,789            91,706
Regeneron Pharmaceuticals Inc.           (1)            4,248            78,630
Sangamo BioSciences Inc.                 (1)            2,070             6,231
Seattle Genetics Inc.                    (1)            1,800             5,580
Sequenom Inc.                            (1)            3,390             6,102
TECHNE Corp.                             (1)            4,996           142,726
Telik Inc.                               (1)            3,935            45,882
Transkaryotic Therapies Inc.             (1)            3,684            36,472
--------------------------------------------------------------------------------
                                                                      1,105,415
--------------------------------------------------------------------------------

BUILDING MATERIALS--1.06%
--------------------------------------------------------------------------------
Aaon Inc.                                (1)            1,225            22,577
Apogee Enterprises Inc.                                 3,110            27,838
Butler Manufacturing Co.                                1,093            21,150
Centex Construction Products Inc.                       1,271            44,676
Comfort Systems USA Inc.                 (1)            4,000            13,400
CoorsTek Inc.                            (1)            1,389            35,489
ElkCorp                                                 2,400            41,520
Florida Rock Industries Inc.                            2,250            85,612
Genlyte Group Inc. (The)                 (1)            2,090            65,124
Integrated Electrical Services Inc.      (1)            3,700            14,245
Lennox International Inc.                               6,706            84,160
LSI Industries Inc.                                     1,420            19,667
Lydall Inc.                              (1)            1,610            18,273
Mestek Inc.                              (1)              400             7,172
NCI Building Systems Inc.                (1)            2,461            53,699
Nortek Holdings Inc.                     (1)            1,014            46,390
Simpson Manufacturing Co. Inc.           (1)            2,373            78,072
Texas Industries Inc.                                   2,646            64,298
Trex Co. Inc.                            (1)              800            28,240
U.S. Concrete Inc.                       (1)            2,200            12,034
USG Corp.                                (1)            4,731            39,977
--------------------------------------------------------------------------------
                                                                        823,613
--------------------------------------------------------------------------------

CHEMICALS--2.31%
--------------------------------------------------------------------------------
Airgas Inc.                              (1)            6,996           120,681
Arch Chemicals Inc.                                     2,430            44,347
Cabot Microelectronics Corp.             (1)            2,782           131,310
Calgon Carbon Corp.                                     3,800            18,772
Crompton Corp.                                         16,885           100,466
Cytec Industries Inc.                    (1)            4,750           129,580
Ferro Corp.                                             3,773            92,174
Foamex International Inc.                (1)            2,200             6,952
Fuller (H.B.) Co.                                       3,444            89,131
Georgia Gulf Corp.                                      3,273            75,737
Grace (W.R.) & Co.                       (1)            6,700            13,132
Great Lakes Chemical Corp.                              4,453           106,338
International Specialty Products Inc.    (1)            1,100            11,231
MacDermid Inc.                                          3,000            68,550
Millennium Chemicals Inc.                               7,970            75,874
Minerals Technologies Inc.                              2,457           106,020
Myers Industries Inc.                                   1,900            20,330
NL Industries Inc.                                        700            11,900
Octel Corp.                                             1,180            18,644
Olin Corp.                                              5,846            90,905
OMNOVA Solutions Inc.                    (1)            4,540            18,296
Penford Corp.                                             900            12,681
PolyOne Corp.                                           8,800            34,496
Quaker Chemical Corp.                                   1,170            27,144
Rogers Corp.                             (1)            2,043            45,457
Schulman (A.) Inc.                                      3,900            72,579
Solutia Inc.                                           11,900            43,197
Spartech Corp.                                          1,600            33,008
Stepan Co.                                                700            17,500
SurModics Inc.                           (1)            1,520            43,594
Symyx Technologies Inc.                  (1)            2,930            36,889
Terra Industries Inc.                    (1)            3,030             4,636
Valhi Inc.                                              2,100            17,430
Wellman Inc.                                            3,700            49,913
--------------------------------------------------------------------------------
                                                                      1,788,894
--------------------------------------------------------------------------------

COAL--0.13%
--------------------------------------------------------------------------------
Massey Energy Co.                                      10,013            97,326
--------------------------------------------------------------------------------
                                                                         97,326
--------------------------------------------------------------------------------

COMMERCIAL SERVICES--4.80%
--------------------------------------------------------------------------------
Aaron Rents Inc. "B"                                    1,861            40,719
ABM Industries Inc.                                     4,160            64,480
Actuant Corp. "A"                        (1)            1,120            52,024
Administaff Inc.                         (1)            2,200            13,200
Advisory Board Co. (The)                 (1)            1,337            39,976
Albany Molecular Research Inc.           (1)            2,200            32,540
Alderwoods Group Inc.                    (1)            5,000            23,700
Answerthink Inc.                         (1)            5,280            13,200
Arbitron Inc.                            (1)            3,507           117,484
Armor Holdings Inc.                      (1)            3,067            42,233
Atrix Laboratories Inc.                  (1)            2,510            38,501
Bowne & Co. Inc.                                        3,900            46,605
Bright Horizons Family Solutions Inc.    (1)            1,200            33,744
CDI Corp.                                (1)            1,574            42,467
Central Parking Corp.                                   2,040            38,474
Charles River Associates Inc.            (1)              800            11,360
Chemed Corp.                                            1,200            42,420
Coinstar Inc.                            (1)            2,720            61,608
Consolidated Graphics Inc.               (1)            1,697            37,758
Corinthian Colleges Inc.                 (1)            4,534           171,657
Cornell Cos Inc.                         (1)            2,148            19,332
Corporate Executive Board Co. (The)      (1)            4,497           143,544
CorVel Corp.                             (1)            1,249            44,652
CoStar Group Inc.                        (1)            1,793            33,081
CPI Corp.                                                 800            11,592
Cross Country Inc.                       (1)            3,800            53,010
DiamondCluster International Inc. "A"    (1)            2,700             8,478
Discovery Partners International Inc.    (1)            1,800             5,004
Electro Rent Corp.                       (1)            1,700            20,825
Euronet Worldwide Inc.                   (1)            2,100            15,771
Exult Inc.                               (1)            4,800            15,264
First Consulting Group Inc.              (1)            2,000            11,520
FTI Consulting Inc.                      (1)            2,520           101,178
Gaiam Inc.                               (1)            1,178            12,216
Gartner Inc. "A"                         (1)           10,012            92,110
GSI Commerce Inc.                        (1)            2,000             7,300
Harris Interactive Inc.                  (1)            3,900            11,505
Healthcare Services Group Inc.           (1)            1,000            13,040
Heidrick & Struggles International Inc.  (1)            2,451            35,956
Horizon Offshore Inc.                    (1)            2,566            12,779
iDine Rewards Network Inc.               (1)            2,100            22,302
Insurance Auto Auctions Inc.             (1)            1,200            19,908
ITT Educational Services Inc.            (1)            5,216           122,837
j2 Global Communications Inc.            (1)              600            11,424
Kelly Services Inc. "A"                                 2,280            56,339
Kendle International Inc.                (1)            1,270            11,177
Kforce Inc.                              (1)            1,890             7,976
Korn/Ferry International                 (1)            7,270            54,380
Kroll Inc.                               (1)            3,149            60,083
Labor Ready Inc.                         (1)            4,500            28,890
Landauer Inc.                                           1,070            37,182
Learning Tree International Inc.         (1)            1,400            19,180
LendingTree Inc.                         (1)              700             9,016

Mail-Well Inc.                           (1)            2,600             6,500
MAXIMUS Inc.                             (1)            2,020            52,722
McGrath Rentcorp                                        1,200            27,781
Medical Staffing Network Holdings Inc.   (1)              800            12,800
MedQuist Inc.                            (1)            2,339            47,388
Midas Inc.                               (1)            1,120             7,202
Mobile Mini Inc.                         (1)            1,810            28,363
Monro Muffler Brake Inc.                 (1)              600            10,140
MPS Group Inc.                           (1)           11,267            62,419
Navigant Consulting Co.                  (1)            3,900            23,010
NetRatings Inc.                          (1)            1,100             7,919
Neurogen Corp.                           (1)            1,100             3,993
On Assignment Inc.                       (1)            2,600            22,152
PDI Inc.                                 (1)            1,560            16,834
Petroleum Helicopters Inc.               (1)              557            16,509
Pharmacopeia Inc.                        (1)            3,000            26,760
Plexus Corp.                             (1)            5,337            46,859
Pre-Paid Legal Services Inc.             (1)            2,394            62,723
PRG-Schultz International Inc.           (1)            3,900            34,710
Princeton Review Inc. (The)              (1)            1,700             8,415
Quanta Services Inc.                     (1)            3,200            11,200
Quovadx Inc.                             (1)            2,100             5,082
Remedy Temp Inc.                         (1)              600             8,400
Rent-Way Inc.                            (1)            2,700             9,450
Resources Connection Inc.                (1)            2,516            58,396
Right Management Consultants Inc.        (1)            1,988            26,341
Rollins Inc.                                            2,464            62,709
Roper Industries Inc.                                   3,535           129,381
Service Corp. International              (1)           31,100           103,252
Sotheby's Holdings Inc. "A"              (1)            5,330            47,970
SOURCECORP Inc.                          (1)            1,950            36,250
Spherion Corp.                           (1)            6,700            44,890
SPS Technologies Inc.                    (1)            1,751            41,586
Stewart Enterprises Inc. "A"             (1)           11,672            65,025
Strayer Education Inc.                                    880            50,600
Sylvan Learning Systems Inc.             (1)            5,335            87,494
TeleTech Holdings Inc.                   (1)            4,280            31,073
Trimeris Inc.                            (1)            1,788            77,188
Tyler Technologies Inc.                  (1)            3,400            14,178
URS Corp.                                (1)            4,284            60,961
Volt Information Sciences Inc.           (1)            1,000            17,100
Wackenhut Corrections Corp.              (1)            1,070            11,888
Watson Wyatt & Co. Holdings              (1)            2,537            55,180
Wireless Facilities Inc.                 (1)            2,820            16,948
World Fuel Services Corp.                               1,300            26,650
--------------------------------------------------------------------------------
                                                                      3,717,392
--------------------------------------------------------------------------------

COMPUTER SYSTEMS--0.00%
--------------------------------------------------------------------------------
MetaSolv Inc.                            (1)            2,830             3,905
--------------------------------------------------------------------------------
                                                                          3,905
--------------------------------------------------------------------------------

COMPUTERS--5.61%
--------------------------------------------------------------------------------
Advanced Digital Information Corp.       (1)            7,863            52,761
Agile Software Corp.                     (1)            4,892            37,864
ANSYS Inc.                               (1)            1,939            39,168
Anteon International Corp.               (1)            1,943            46,632
Aspen Technology Inc.                    (1)            3,900            11,037
BARRA Inc.                               (1)            1,910            57,930
Black Box Corp.                                         2,493           111,686

CACI International Inc. "A"              (1)            3,406           121,390
Carreker Corp.                           (1)            2,030             9,196
CCC Information Services Group Inc.      (1)            1,400            24,821
CIBER Inc.                               (1)            6,808            35,061
Cognizant Technology Solutions Corp.     (1)            1,004            72,519
Computer Network Technology Corp.        (1)            3,000            21,300
Concurrent Computer Corp.                (1)            6,000            17,280
Covansys Corp.                           (1)            1,900             7,140
Cray Inc.                                (1)            5,400            41,418
Datastream Systems Inc.                  (1)            2,000            12,800
Dendrite International Inc.              (1)            3,550            26,518
Digimarc Corp.                           (1)            1,296            14,697
Digital River Inc.                       (1)            3,300            39,435
Digitas Inc.                             (1)            2,100             7,266
DocuCorp International Inc.              (1)              900             5,959
Drexler Technology Corp.                 (1)            1,281            16,141
DSP Group Inc.                           (1)            3,455            54,658
Dynamics Research Corp.                  (1)              700             9,807
E.piphany Inc.                           (1)           11,261            46,958
Echelon Corp.                            (1)            3,267            36,623
Eclipsys Corp.                           (1)            4,872            26,065
Electronics For Imaging Inc.             (1)            6,675           108,542
Enterasys Networks Inc.                  (1)           16,100            25,116
Entrust Inc.                             (1)            5,530            18,581
Extreme Networks Inc.                    (1)           12,753            41,702
FactSet Research Systems Inc.                           2,587            73,134
FalconStor Software Inc.                 (1)            4,120            15,986
Fidelity National Information
  Solutions Inc.                         (1)            1,772            30,567
Foundry Networks Inc.                    (1)           10,653            74,997
Hall Kinion & Associates Inc.            (1)            1,400             7,827
Hypercom Corp.                           (1)            3,400            12,682
Hyperion Solutions Corp.                 (1)            4,067           104,400
IDX Systems Corp.                        (1)            2,240            38,147
iGATE Corp.                              (1)            2,200             5,764
InFocus Corp.                            (1)            4,901            30,190
infoUSA Inc.                             (1)            2,100            10,437
Integral Systems Inc.                    (1)            1,050            21,052
InterCept Inc.                           (1)            2,020            34,201
Intergraph Corp.                         (1)            5,736           101,871
Internet Security Systems Inc.           (1)            4,789            87,782
Intertrust Technologies Corp.            (1)            9,386            39,703
Interwoven Inc.                          (1)           10,500            27,300
Iomega Corp.                             (1)            6,623            51,991
ITXC Corp.                               (1)            3,030             7,030
Keynote Systems Inc.                     (1)            3,518            27,159
Kronos Inc.                              (1)            2,433            89,997
Lexar Media Inc.                         (1)            3,400            21,318
Liberate Technologies                    (1)           10,460            14,958
LookSmart Ltd.                           (1)            7,000            17,360
Manhattan Associates Inc.                (1)            2,473            58,511
MAPICS Inc.                              (1)            1,600            11,120
MapInfo Corp.                            (1)            2,478            13,753
Maxtor Corp.                             (1)           24,424           123,585
McDATA Corp. "A"                         (1)            7,819            55,515
MCSi Inc.                                (1)            2,400            11,400
Mentor Graphics Corp.                    (1)            8,283            65,104
MICROS Systems Inc.                      (1)            2,189            49,077
Midway Games Inc.                        (1)            3,758            15,671
MSC.Software Corp.                       (1)            3,110            24,009

MTS Systems Corp.                                       2,550            25,551
NetScout Systems Inc.                    (1)            1,970             8,569
NetScreen Technologies Inc.              (1)            1,427            24,031
Novadigm Inc.                            (1)            1,100             2,563
Nuance Communications Inc.               (1)            3,390             8,407
NYFIX Inc.                               (1)            2,520            11,340
ONYX Software Corp.                      (1)            4,500             6,975
Overland Storage Inc.                    (1)              800            11,665
Packeteer Inc.                           (1)            2,600            17,836
Palm Inc.                                (1)            5,044            79,191
PC-Tel Inc.                              (1)            3,702            25,100
PEC Solutions Inc.                       (1)            1,743            52,116
Pegasus Solutions Inc.                   (1)            3,211            32,206
Phoenix Technologies Ltd.                (1)            3,300            19,041
Planar Systems Inc.                      (1)            1,600            33,008
ProBusiness Services Inc.                (1)            2,957            29,570
Progress Software Corp.                  (1)            4,036            52,266
QRS Corp.                                (1)            1,360             8,976
Quadramed Corp.                          (1)            2,800             7,336
Quantum Corp.                            (1)           13,900            37,113
Quest Software Inc.                      (1)            4,716            48,622
Radiant Systems Inc.                     (1)            2,120            20,416
RadiSys Corp.                            (1)            2,596            20,716
Rainbow Technologies Inc.                (1)            3,449            24,729
Read-Rite Corp.                          (1)            9,750             3,412
Red Hat Inc.                             (1)           13,785            81,469
Redback Networks Inc.                    (1)           13,400            11,256
Retek Inc.                               (1)            5,500            14,960
Riverstone Networks Inc.                 (1)           12,100            25,652
RSA Security Inc.                        (1)            5,600            33,544
Safeguard Scientifics Inc.               (1)           12,260            16,674
Sanchez Computer Associates Inc.         (1)            2,000             5,760
SanDisk Corp.                            (1)            8,335           169,200
Sapient Corp.                            (1)            8,000            16,400
ScanSoft Inc.                            (1)            6,592            34,278
ScanSource Inc.                          (1)              645            31,798
SCM Microsystems Inc.                    (1)            1,700             7,225
Secure Computing Corp.                   (1)            3,999            25,634
Silicon Graphics Inc.                    (1)           19,000            21,470
Silicon Storage Technology Inc.          (1)            9,040            36,522
SONICblue Inc.                           (1)            7,400             3,404
SonicWALL Inc.                           (1)            6,520            23,668
SRA International Inc. "A"               (1)              700            18,963
SS&C Technologies Inc.                   (1)              900             9,586
StorageNetworks Inc.                     (1)            6,700             7,772
Stratos Lightwave Inc.                   (1)            1,897             8,345
Sykes Enterprises Inc.                   (1)            2,200             7,216
Syntel Inc.                              (1)              800            16,808
Systems & Computer Technology Corp.      (1)            4,062            34,933
Take-Two Interactive Software Inc.       (1)            5,637           132,413
Tellium Inc.                             (1)            8,500             5,440
THQ Inc.                                 (1)            4,913            65,097
3D Systems Corp.                         (1)              860             6,708
Tier Technologies Inc. "B"               (1)            1,800            28,800
Transaction Systems Architects Inc. "A"  (1)            4,275            27,787
Tripos Inc.                              (1)              800             5,864
TTM Technologies Inc.                    (1)            1,980             6,552
Turnstone Systems Inc.                   (1)            3,920            10,584
Verity Inc.                              (1)            2,760            36,959
Vitria Technology Inc.                   (1)            6,630             4,972
WatchGuard Technologies Inc.             (1)            3,639            23,220
Western Digital Corp.                    (1)           23,256           148,606
--------------------------------------------------------------------------------
                                                                      4,347,963
--------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE--0.07%
--------------------------------------------------------------------------------
Chattem Inc.                             (1)            1,200            24,660
Elizabeth Arden Inc.                     (1)            1,860            27,528
--------------------------------------------------------------------------------
                                                                         52,188
--------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE--0.68%
--------------------------------------------------------------------------------
Advanced Energy Industries Inc.          (1)            2,160            27,475
Advanced Marketing Services Inc.                        1,859            27,327
Aviall Inc.                              (1)            2,230            17,952
Bell Microproducts Inc.                  (1)            2,647            14,664
Building Materials Holdings Corp.                       1,300            18,590
Daisytek International Corp.             (1)            1,810            14,353
Handleman Co.                            (1)            2,600            29,900
Hughes Supply Inc.                                      2,839            77,561
Keystone Automotive Industries Inc.      (1)            1,100            16,522
Owens & Minor Inc.                                      4,099            67,306
SCP Pool Corp.                           (1)            2,310            67,452
United Stationers Inc.                   (1)            3,599           103,655
Watsco Inc.                                             2,000            32,760
WESCO International Inc.                 (1)            1,750             9,608
--------------------------------------------------------------------------------
                                                                        525,125
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES--1.55%
--------------------------------------------------------------------------------
Advanta Corp. "B"                                       2,800            26,292
American Capital Strategies Ltd.                        4,824           104,150
American Home Mortgage Holdings Inc.                    1,100            12,100
Ameritrade Holding Corp.                 (1)           24,095           136,378
BKF Capital Group Inc.                   (1)            1,209            21,339
Century Business Services Inc.           (1)            8,130            21,545
Charter Municipal Mortgage Acceptance
  Co.                                                   4,691            81,483
CompuCredit Corp.                        (1)            1,800            12,726
Credit Acceptance Corp.                  (1)            1,600            10,210
Digital Insight Corp.                    (1)            3,300            28,677
DVI Inc.                                 (1)            2,326            17,561
Federal Agricultural Mortgage Corp.      (1)            1,674            51,291
Financial Federal Corp.                  (1)            1,320            33,172
Forrester Research Inc.                  (1)            1,923            29,941
Friedman Billings Ramsey Group Inc. "A"  (1)            2,000            18,720
Gabelli Asset Management Inc. "A"        (1)              900            27,036
Gladstone Capital Corp.                                 1,200            19,764
Jeffries Group Inc.                                     2,338            98,126
Knight Trading Group Inc.                (1)           10,461            50,108
MCG Capital Corp.                                       2,903            31,265
MemberWorks Inc.                         (1)            1,300            23,374
Metris Companies Inc.                                   3,200             7,904
NCO Group Inc.                           (1)            2,438            38,886
New Century Financial Corp.                             1,868            47,429
Resource America Inc. "A"                               1,820            16,400
S1 Corp.                                 (1)            8,380            37,375
Saxon Capital Inc.                       (1)            3,300            41,283
Seacoast Financial Services Corp.                       2,935            58,732
SoundView Technology Group Inc.          (1)            5,840             8,760
StarTek Inc.                             (1)            1,200            33,120
SWS Group Inc.                                          1,710            23,188
WFS Financial Inc.                       (1)              900            18,820
World Acceptance Corp.                   (1)            1,600            12,176
--------------------------------------------------------------------------------
                                                                      1,199,331
--------------------------------------------------------------------------------

ELECTRIC--1.73%
--------------------------------------------------------------------------------
Avista Corp.                                            5,927            68,516
Black Hills Corp.                                       3,449            91,467
Central Vermont Public Service Corp.                    1,893            34,604
CH Energy Group Inc.                                    2,457           114,570
Cleco Corp.                                             4,806            67,284
DQE Inc.                                                8,443           128,671
El Paso Electric Co.                     (1)            5,451            59,961
Empire District Electric Co. (The)                      2,801            50,978
MGE Energy Inc.                                         2,052            54,934
NorthWestern Corp.                                      4,942            25,105
Otter Tail Corp.                                        2,964            79,732
Plug Power Inc.                          (1)            2,588            11,620
PNM Resources Inc.                                      4,318           102,855
Sierra Pacific Resources                               12,552            81,588
UIL Holdings Corp.                                      2,218            77,342
UniSource Energy Corp.                                  3,652            63,143
Unitil Corp.                                              700            17,360
Westar Energy Inc.                                      6,468            64,033
WPS Resources Corp.                                     3,777           146,623
--------------------------------------------------------------------------------
                                                                      1,340,386
--------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.32%
--------------------------------------------------------------------------------
Active Power Inc.                        (1)            3,820             6,800
C&D Technologies Inc.                                   3,252            57,463
Capstone Turbine Corp.                   (1)            7,800             7,020
Encore Wire Corp.                        (1)            1,400            12,670
GrafTech International Ltd.              (1)            6,500            38,740
Medis Technologies Ltd.                  (1)            1,791             8,955
Power-One Inc.                           (1)            6,500            36,855
Proton Energy Systems Inc.               (1)            3,540            10,620
Wilson Greatbatch Technologies Inc.      (1)            2,450            71,540
--------------------------------------------------------------------------------
                                                                        250,663
--------------------------------------------------------------------------------

ELECTRONICS--4.17%
--------------------------------------------------------------------------------
Actel Corp.                              (1)            2,540            41,199
ADE Corp.                                (1)            1,100             6,567
Advanced Power Technology Inc.           (1)              600             1,949
Aeroflex Inc.                            (1)            7,383            50,943
American Superconductor Corp.            (1)            2,100             6,321
AMETEK Inc.                                             3,989           153,537
Analogic Corp.                                            720            36,207
Artesyn Technologies Inc.                (1)            3,420            13,133
Artisan Components Inc.                  (1)            1,800            27,774
AstroPower Inc.                          (1)            2,659            21,245
ATMI Inc.                                (1)            4,309            79,803
Barnes Group Inc.                                       1,500            30,525
Bel Fuse Inc. "B"                                       1,000            20,070
Belden Inc.                                             3,010            45,812
Benchmark Electronics Inc.               (1)            2,774            79,503
Brady Corp. "A"                                         2,338            77,972
Cable Design Technologies Corp.          (1)            5,741            33,872
Caliper Technologies Corp.               (1)            2,490             7,370
Checkpoint Systems Inc.                  (1)            3,966            41,008
Coherent Inc.                            (1)            3,627            72,359

Concord Camera Corp.                     (1)            2,600            14,118
CTS Corp.                                               3,902            30,241
Cubic Corp.                                             1,600            29,488
Daktronics Inc.                          (1)            1,700            22,746
Dionex Corp.                             (1)            2,169            64,354
DuPont Photomasks Inc.                   (1)            1,571            36,526
EDO Corp.                                               1,700            35,326
Electro Scientific Industries Inc.       (1)            3,489            69,780
Energy Conversion Devices Inc.           (1)            2,084            20,425
ESS Technology Inc.                      (1)            3,700            23,273
Exar Corp.                               (1)            4,872            60,413
Excel Technology Inc.                    (1)            1,100            19,679
FEI Co.                                  (1)            4,478            68,469
FSI International Inc.                   (1)            3,500            15,785
FuelCell Energy Inc.                     (1)            4,633            30,355
General Cable Corp.                                     3,730            14,174
Helix Technology Corp.                                  3,565            39,928
Herley Industries Inc.                   (1)            1,561            27,174
Hutchinson Technology Inc.               (1)            3,220            66,654
II-VI Inc.                               (1)            1,130            18,148
Invision Technologies Inc.               (1)            1,408            37,115
Keithley Instruments Inc.                               1,031            12,888
Lifeline Systems Inc.                    (1)              400             8,972
Littelfuse Inc.                          (1)            3,703            62,433
Manufacturers Services Ltd.              (1)            4,950            27,423
Mattson Technology Inc.                  (1)            2,400             6,864
Mercury Computer Systems Inc.            (1)            2,755            84,083
Merix Corp.                              (1)            1,800            15,120
Methode Electronics Inc. "A"                            5,873            64,427
Microsemi Corp.                          (1)            3,500            21,315
MIPS Technologies Inc. "A"               (1)            4,130            12,514
Molecular Devices Corp.                  (1)            2,065            34,011
Moog Inc. "A"                            (1)            1,911            59,317
Nanometrics Inc.                         (1)            1,940             8,129
Nassda Corp.                             (1)            1,100            12,045
Nu Horizons Electronics Corp.            (1)            1,130             6,441
Oak Technology Inc.                      (1)            5,980            15,847
OSI Systems Inc.                         (1)              700            11,886
Paradyne Networks Inc.                   (1)            2,800             3,584
Park Electrochemical Corp.                              2,000            38,400
Photon Dynamics Inc.                     (1)            2,152            49,066
Photronics Inc.                          (1)            3,624            49,649
Pioneer-Standard Electronics Inc.                       3,945            36,215
PLX Technology Inc.                      (1)            1,830             7,155
Power Integrations Inc.                  (1)            3,139            53,363
Rayovac Corp.                            (1)            5,412            72,142
REMEC Inc.                               (1)            7,378            28,627
Research Frontiers Inc.                  (1)            1,120             9,341
Richardson Electronics Ltd.                               770             6,668
Rudolph Technologies Inc.                (1)            1,321            25,310
SBS Technologies Inc.                    (1)            2,278            20,866
Silicon Image Inc.                       (1)            7,274            43,644
Siliconix Inc.                           (1)            1,492            34,913
Sipex Corp.                              (1)            2,500             9,250
Stoneridge Inc.                          (1)            1,500            17,850
Supertex Inc.                            (1)            1,230            18,315
Sypris Solutions Inc.                                     500             5,105
Technitrol Inc.                                         4,996            80,635
Therma-Wave Inc.                         (1)            2,520             2,646

Thomas & Betts Corp.                     (1)            5,514            93,187
Three-Five Systems Inc.                  (1)            2,400            15,480
Trimble Navigation Ltd.                  (1)            3,030            37,845
Triumph Group Inc.                       (1)            1,766            56,406
Universal Display Corp.                  (1)            2,500            19,725
Universal Electronics Inc.               (1)            1,800            17,532
Varian Inc.                              (1)            3,607           103,485
Vicor Corp.                              (1)            2,300            18,977
Watts Industries Inc. "A"                               1,900            29,906
Woodhead Industries Inc.                                1,200            13,560
Woodward Governor Co.                                   1,621            70,514
Xicor Inc.                               (1)            2,170             8,094
X-Rite Inc.                                             1,700            11,883
Zoran Corp.                              (1)            3,250            45,728
Zygo Corp.                               (1)            2,576            18,006
--------------------------------------------------------------------------------
                                                                      3,228,127
--------------------------------------------------------------------------------

ENERGY & RELATED--0.07%
--------------------------------------------------------------------------------
Headwaters Inc.                          (1)            3,479            53,959
--------------------------------------------------------------------------------
                                                                         53,959
--------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION--0.20%
--------------------------------------------------------------------------------
EMCOR Group Inc.                         (1)            1,757            93,139
Granite Construction Inc.                               3,930            60,915
--------------------------------------------------------------------------------
                                                                        154,054
--------------------------------------------------------------------------------

ENTERTAINMENT--1.16%
--------------------------------------------------------------------------------
Alliance Gaming Corp.                    (1)            4,840            82,425
AMC Entertainment Inc.                   (1)            3,942            34,887
Ameristar Casinos Inc.                   (1)            1,100            15,510
Argosy Gaming Co.                        (1)            3,006            56,904
Championship Auto Racing Teams Inc.      (1)            1,630             6,031
Churchill Downs Inc.                                      840            32,071
Dover Downs Gaming & Entertainment Inc.                 1,261            11,462
Dover Motorsports Inc.                                  1,230             5,720
4Kids Entertainment Inc.                 (1)            1,210            26,717
Gaylord Entertainment Co. "A"            (1)            2,882            59,369
Hollywood Casino Corp. "A"               (1)            1,400            17,192
Hollywood Entertainment Corp.            (1)            6,402            96,670
Isle of Capri Casinos Inc.               (1)            1,800            23,832
Macrovision Corp.                        (1)            5,319            85,317
Magna Entertainment Corp. "A"            (1)            5,610            34,782
Martha Stewart Living Omnimedia Inc. "A" (1)            1,667            16,453
MTR Gaming Group Inc.                    (1)            2,745            21,850
NetFlix Inc.                             (1)            1,000            11,010
Penn National Gaming Inc.                (1)            3,583            56,826
Pinnacle Entertainment Inc.              (1)            2,800            19,404
Scientific Games Corp. "A"               (1)            4,900            35,574
Shuffle Master Inc.                      (1)            2,074            39,634
Speedway Motorsports Inc.                               1,805            46,533
Vail Resorts Inc.                        (1)            2,407            36,514
World Wrestling Entertainment Inc.       (1)            1,320            10,626
Zomax Inc.                               (1)            3,700            15,725
--------------------------------------------------------------------------------
                                                                        899,038
--------------------------------------------------------------------------------

ENTERTAINMENT & LEISURE--0.02%
--------------------------------------------------------------------------------
Racing Champions Ertl Corp.              (1)              900            12,285
--------------------------------------------------------------------------------
                                                                         12,285
--------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL--0.59%
--------------------------------------------------------------------------------
Casella Waste Systems Inc. "A"           (1)            1,800            16,002
IMCO Recycling Inc.                      (1)            1,400            11,382
Ionics Inc.                              (1)            2,269            51,733
Mine Safety Appliances Co.                              1,013            32,669
Stericycle Inc.                          (1)            3,961           128,253
Tetra Tech Inc.                          (1)            6,339            77,336
TRC Companies Inc.                       (1)              960            12,605
Waste Connections Inc.                   (1)            3,257           125,753
--------------------------------------------------------------------------------
                                                                        455,733
--------------------------------------------------------------------------------

FOOD--2.86%
--------------------------------------------------------------------------------
American Italian Pasta Co. "A"           (1)            2,576            92,684
Arden Group Inc. "A"                     (1)              237            14,343
Buca Inc.                                (1)            2,140            17,805
Champps Entertainment Inc.               (1)            1,554            14,779
Chiquita Brands International Inc.       (1)            4,533            60,108
Corn Products International Inc.                        4,146           124,919
Del Monte Foods Co.                      (1)           23,004           177,131
Fleming Companies Inc.                                  5,794            38,067
Flowers Foods Inc.                                      2,819            54,999
Great Atlantic & Pacific Tea Co.         (1)            1,900            15,314
Green Mountain Coffee Inc.               (1)              640             9,670
Hain Celestial Group Inc.                (1)            2,800            42,560
Horizon Organic Holding Corp.            (1)              800            12,952
IHOP Corp.                               (1)            2,595            62,280
Ingles Markets Inc. "A"                                 1,865            21,578
International Multifoods Corp.           (1)            1,840            38,990
Interstate Bakeries Corp.                               6,342            96,716
J&J Snack Foods Corp.                    (1)              700            24,997
Jack in the Box Inc.                     (1)            5,496            95,026
Lance Inc.                                              3,055            36,168
Landry's Restaurants Inc.                               2,628            55,819
Monterey Pasta Co.                       (1)            1,500             5,625
Nash Finch Co.                                          1,290             9,972
P.F. Chang's China Bistro Inc.           (1)            1,927            69,950
Panera Bread Co. "A"                     (1)            2,738            95,310
Papa John's International Inc.           (1)            1,655            46,141
Pathmark Stores Inc.                     (1)            3,630            18,404
Penn Traffic Company (The)               (1)            1,200             4,188
Pilgrim's Pride Corp. "B"                               2,231            18,294
Ralcorp Holdings Inc.                    (1)            3,529            88,719
Rare Hospitality International Inc.      (1)            2,458            67,890
Riviana Foods Inc.                                        500            13,511
Ruddick Corp.                                           5,203            71,229
Sanderson Farms Inc.                                      500            10,455
Sensient Technologies Corp.                             6,048           135,899
Smucker (J.M.) Co. (The)                                5,011           199,488
Sonic Corp.                              (1)            4,271            87,513
Tejon Ranch Co.                          (1)              800            23,760
United Natural Foods Inc.                (1)            2,240            56,784
Weis Markets Inc.                                       1,942            60,299
Wild Oats Markets Inc.                   (1)            2,400            24,768
--------------------------------------------------------------------------------
                                                                      2,215,104
--------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER--0.69%
--------------------------------------------------------------------------------
American Woodmark Corp.                                   596            28,310
Buckeye Technologies Inc.                (1)            2,600            15,990
Caraustar Industries Inc.                (1)            5,030            47,684
Chesapeake Corp.                                        2,101            37,503
Deltic Timber Corp.                                     1,388            37,060
Glatfelter Co.                                          1,210            15,924
Louisiana-Pacific Corp.                  (1)           12,432           100,202
Pope & Talbot Inc.                                      1,900            27,094
Potlatch Corp.                                          3,621            86,469
Rock-Tenn Co. "A"                                       1,400            18,872
Schweitzer-Mauduit International Inc.                   1,720            42,140
Universal Forest Products Inc.                          1,400            29,849
Wausau-Mosinee Paper Corp.                              4,400            49,368
--------------------------------------------------------------------------------
                                                                        536,465
--------------------------------------------------------------------------------

GAS--0.88%
--------------------------------------------------------------------------------
AGL Resources Inc.                                      6,558           159,359
EnergySouth Inc.                                          600            16,920
Laclede Group Inc. (The)                                2,300            55,660
NUI Corp.                                               2,397            41,372
ONEOK Inc.                                              6,405           122,976
Southwestern Energy Co.                  (1)            3,000            34,350
UGI Corp.                                               3,120           116,657
WGL Holdings Inc.                                       5,716           136,727
--------------------------------------------------------------------------------
                                                                        684,021
--------------------------------------------------------------------------------

HAND / MACHINE TOOLS--0.47%
--------------------------------------------------------------------------------
Baldor Electric Co.                                     3,764            74,339
Franklin Electric Co. Inc.                                800            38,408
Kennametal Inc.                                         4,192           144,540
Milacron Inc.                                           2,500            14,875
Powell Industries Inc.                   (1)              740            12,638
Regal-Beloit Corp.                                      2,600            53,820
Starrett (LS) Co. "A"                                   1,531            25,415
--------------------------------------------------------------------------------
                                                                        364,035
--------------------------------------------------------------------------------

HEALTH CARE--5.68%
--------------------------------------------------------------------------------
ABIOMED Inc.                             (1)            1,800             6,552
Advanced Neuromodulation Systems Inc.    (1)            1,123            39,417
Aksys Ltd.                               (1)            2,600            13,780
Alaris Medical Inc.                      (1)            1,500             9,150
Alliance Imaging Inc.                    (1)            1,200             6,360
American Healthways Inc.                 (1)            1,448            25,340
American Medical Systems Holdings Inc.   (1)            2,350            38,094
AMERIGROUP Corp.                         (1)            1,100            33,341
AmeriPath Inc.                           (1)            3,643            78,325
AmSurg Corp.                             (1)            2,474            50,544
Apria Healthcare Group Inc.              (1)            4,912           109,243
Arrow International Inc.                                1,000            40,670
ArthroCare Corp.                         (1)            2,861            28,181
Avigen Inc.                              (1)            2,200            12,562
Bei Technologies Inc.                                   1,582            17,703
Beverly Enterprises Inc.                 (1)           10,730            30,581
BioMarin Pharmaceutical Inc.             (1)            4,200            29,610
Bio-Rad Laboratories Inc. "A"            (1)            2,026            78,406
Bioreliance Corp.                        (1)              400             9,268
Biosite Inc.                             (1)            1,300            44,226
Bruker Daltonics Inc.                    (1)            1,970             9,574
Cantel Medical Corp.                     (1)              700             8,862
Cardiac Science Inc.                     (1)            5,600            12,376
CardioDynamics International Corp.       (1)            3,900            11,973
Centene Corp.                            (1)              675            22,673

Cepheid Inc.                             (1)            3,477            17,726
Cerus Corp.                              (1)            1,900            40,850
Cholestech Corp.                         (1)            1,200             8,352
Closure Medical Corp.                    (1)              700             7,336
Cobalt Corp.                             (1)            1,200            16,560
Conceptus Inc.                           (1)            2,289            27,422
CONMED Corp.                             (1)            3,304            64,725
Cooper Companies Inc.                                   3,550            88,821
Covance Inc.                             (1)            7,539           185,384
Curative Health Services Inc.            (1)            1,403            24,202
Cyberonics Inc.                          (1)            2,773            51,023
Datascope Corp.                                         2,216            54,959
DHB Industries Inc.                      (1)            1,500             2,490
DIANON Systems Inc.                      (1)            1,509            71,994
Dynacq International Inc.                (1)              700            10,058
Embrex Inc.                              (1)            1,200            13,354
Endocardial Solutions Inc.               (1)            1,400             4,732
ENDOcare Inc.                            (1)            2,000             6,880
Enzo Biochem Inc.                        (1)            2,993            41,902
Enzon Pharmaceuticals Inc.               (1)            5,301            88,633
Flir Systems Inc.                        (1)            1,833            89,450
Genesis Health Ventures Inc.             (1)            3,633            56,130
Gentiva Health Services Inc.                            2,630            23,170
Haemonetics Corp.                        (1)            3,220            69,101
Hanger Orthopedic Group Inc.             (1)            2,521            33,151
HealthTronics Surgical Services Inc.     (1)              800             6,409
Hologic Inc.                             (1)            2,400            29,304
Hooper Holmes Inc.                                      5,900            36,226
ICU Medical Inc.                         (1)            1,290            48,117
IDEXX Laboratories Inc.                  (1)            3,836           127,739
IGEN International Inc.                  (1)            2,017            86,428
I-many Inc.                              (1)            3,560             5,055
Impath Inc.                              (1)            1,900            37,468
INAMED Corp.                             (1)            2,165            66,682
Intermagnetics General Corp.             (1)            1,944            38,180
Interpore International                  (1)            1,800            11,520
Invacare Corp.                                          3,174           105,694
Inverness Medical Innovations Inc.       (1)            1,100            14,465
Kensey Nash Corp.                        (1)            1,000            18,270
Kindred Healthcare Inc.                  (1)            1,753            31,819
Kyphon Inc.                              (1)              600             5,124
LabOne Inc.                              (1)              913            16,178
LeCroy Corp.                             (1)            1,000            11,100
Luminex Corp.                            (1)            2,210             9,083
MedCath Corp.                            (1)            1,271            12,710
Med-Design Corp. (The)                   (1)            1,080             8,640
MedSource Technologies Inc.              (1)            1,470             9,540
Mentor Corp.                                            2,907           111,920
Meridian Medical Technologies Inc.       (1)              514            22,822
Merit Medical Systems Inc.               (1)            1,437            28,625
National Healthcare Corp.                (1)            1,000            17,500
Oakley Inc.                              (1)            3,170            32,556
Ocular Sciences Inc.                     (1)            2,154            33,430
Odyssey Healthcare Inc.                  (1)            1,972            68,428
Option Care Inc.                         (1)            1,350            10,746
OraSure Technologies Inc.                (1)            3,687            20,094
Orthologic Corp.                         (1)            3,300            11,913
PacifiCare Health Systems Inc. "A"       (1)            4,209           118,273
Pediatrix Medical Group Inc.             (1)            2,817           112,849

PolyMedica Corp.                         (1)            1,221            37,656
Possis Medical Inc.                      (1)            2,414            43,452
Prime Medical Service Inc.               (1)            1,300            11,271
Province Healthcare Co.                  (1)            5,853            56,950
PSS World Medical Inc.                   (1)            8,100            55,404
Quidel Corp.                             (1)            2,600             9,019
Radiologix Inc.                          (1)            1,900             4,389
RehabCare Group Inc.                     (1)            2,115            40,354
Res-Care Inc.                            (1)            1,700             6,169
ResMed Inc.                              (1)            3,743           114,424
Respironics Inc.                         (1)            4,025           122,485
RITA Medical Systems Inc.                (1)            1,000             5,050
Select Medical Corp.                     (1)            2,070            27,924
Sierra Health Services Inc.              (1)            2,690            32,307
Sola International Inc.                  (1)            2,680            34,840
Sonic Innovations Inc.                   (1)            1,200             4,572
SonoSite Inc.                            (1)            1,800            23,526
Specialty Laboratories Inc.              (1)            1,040            10,046
Sunrise Assisted Living Inc.             (1)            2,199            54,733
Theragenics Corp.                        (1)            3,400            13,702
Therasense Inc.                          (1)            3,041            25,392
Thoratec Corp.                           (1)            5,635            42,995
TriPath Imaging Inc.                     (1)            1,780             4,770
U.S. Physical Therapy Inc.               (1)            1,467            16,357
Urologix Inc.                            (1)            1,280             4,237
US Oncology Inc.                         (1)            8,901            77,172
VCA Antech Inc.                          (1)            2,200            33,000
Ventana Medical Systems Inc.             (1)            1,520            35,036
Viasys Healthcare Inc.                   (1)            4,541            67,615
VISX Inc.                                (1)            6,030            57,767
Vital Sign Inc.                                           600            17,928
West Pharmaceutical Services Inc.                       1,500            36,600
Women First HealthCare Inc.              (1)            1,600             7,298
Wright Medical Group Inc.                (1)            2,088            36,454
Zoll Medical Corp.                       (1)            1,115            39,772
--------------------------------------------------------------------------------
                                                                      4,400,789
--------------------------------------------------------------------------------

HOLDING COMPANIES-DIVERSIFIED--0.11%
--------------------------------------------------------------------------------
Triarc Companies Inc.                    (1)            1,937            50,827
Walter Industries Inc.                                  3,100            33,573
--------------------------------------------------------------------------------
                                                                         84,400
--------------------------------------------------------------------------------

HOME BUILDERS--1.01%
--------------------------------------------------------------------------------
Beazer Homes USA Inc.                    (1)            1,393            84,416
Champion Enterprises Inc.                (1)            4,760            13,566
Coachmen Industries Inc.                                3,078            48,632
Fleetwood Enterprises Inc.               (1)            4,550            35,718
Hovnanian Enterprises Inc. "A"           (1)            1,580            50,086
M.D.C. Holdings Inc.                                    2,281            87,271
M/I Schottenstein Homes Inc.                            1,260            35,028
Meritage Corp.                           (1)            1,644            55,321
Monaco Coach Corp.                       (1)            4,174            69,080
Palm Harbor Homes Inc.                   (1)            2,214            38,679
Skyline Corp.                                             970            28,615
Standard-Pacific Corp.                                  3,773            93,382
Thor Industries Inc.                                    1,863            64,143
WCI Communities Inc.                     (1)            1,030            10,506
William Lyon Homes Inc.                  (1)              500            10,915
Winnebago Industries Inc.                               1,404            55,079
--------------------------------------------------------------------------------
                                                                        780,437
--------------------------------------------------------------------------------

HOME FURNISHINGS--0.36%
--------------------------------------------------------------------------------
Applica Inc.                             (1)            2,080            10,400
Bassett Furniture Industries Inc.                       1,290            18,473
Bush Industries Inc. "A"                                1,200             5,808
Kimball International Inc. "B"                          3,800            54,150
Libbey Inc.                                             1,800            46,800
Modtech Holdings Inc.                    (1)            1,000             9,700
Movado Group Inc.                                       1,452            27,312
Oneida Ltd.                                             1,900            20,957
ParkerVision Inc.                        (1)              830             6,773
Salton Inc.                              (1)            1,100            10,582
Standex International Corp.                             2,268            54,069
Stanley Furniture Co. Inc.               (1)              762            17,717
Vialta Inc.                              (1)               32                10
--------------------------------------------------------------------------------
                                                                        282,751
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES--1.10%
--------------------------------------------------------------------------------
Blyth Inc.                                              3,910           104,632
Central Garden & Pet Co.                 (1)            1,755            32,485
CSS Industries Inc.                      (1)              400            13,240
Ennis Business Forms Inc.                               1,700            19,754
Fossil Inc.                              (1)            2,295            46,680
Harland (John H.) Co.                                   3,564            78,871
Jarden Corp.                             (1)            1,400            33,418
National Presto Industries Inc.                           600            17,628
New England Business Service Inc.                       1,400            34,160
Playtex Products Inc.                    (1)            3,450            34,086
Revlon Inc. "A"                          (1)            1,800             5,508
Russ Berrie & Co. Inc.                                  1,406            47,495
Standard Register Co. (The)                             1,980            35,640
Toro Co.                                                1,481            94,636
Tupperware Corp.                                        6,151            92,757
Wallace Computer Services Inc.                          4,674           100,538
Water Pik Technologies Inc.              (1)            1,200             8,820
Yankee Candle Co. Inc. (The)             (1)            3,200            51,200
--------------------------------------------------------------------------------
                                                                        851,548
--------------------------------------------------------------------------------

INSURANCE--2.32%
--------------------------------------------------------------------------------
Alfa Corp.                                              4,600            55,251
American Medical Security Group Inc.     (1)              900            12,582
American Physicians Capital Inc.         (1)            1,524            28,666
Argonaut Group Inc.                                     2,758            40,681
Baldwin & Lyons Inc. "B"                                  600            14,136
Citizens Inc.                            (1)            2,570            19,275
Clark/Bardes Inc.                        (1)            1,770            34,073
CNA Surety Corp.                                        1,600            12,560
Commerce Group Inc.                                     2,946           110,446
Crawford & Co. "B"                                      3,400            17,000
Delphi Financial Group Inc. "A"                         1,647            62,520
FBL Financial Group Inc. "A"                            1,120            21,806
Financial Industries Corp.                                800            11,392
FPIC Insurance Group Inc.                (1)              900             6,210
Fremont General Corp.                                  10,905            48,963
Great American Financial Resources Inc.                   700            12,040
Harleysville Group Inc.                                 3,478            91,924
HealthExtras Inc.                        (1)            1,600             6,480
Hilb, Rogal & Hamilton Co.                              4,441           181,637

Horace Mann Educators Corp.                             4,100            62,853
Kansas City Life Insurance Co.                            660            25,014
LandAmerica Financial Group Inc.                        2,227            78,947
Midland Co. (The)                                         800            15,200
National Western Life Insurance
  Company "A"                            (1)              234            22,464
NYMAGIC Inc.                             (1)              600            11,670
Odyssey Re Holdings Corp.                               1,900            33,630
Ohio Casualty Corp.                      (1)            6,064            78,529
Philadelphia Consolidated Holding Corp.  (1)            2,573            91,084
PICO Holdings Inc.                       (1)            1,200            15,889
PMA Capital Corp. "A"                                   3,212            46,028
Presidential Life Corp.                                 3,106            30,843
ProAssurance Corp.                       (1)            2,471            51,891
RLI Corp.                                               1,520            42,408
Selective Insurance Group Inc.                          3,194            80,425
State Auto Financial Corp.                              2,739            42,455
Stewart Information Services Corp.       (1)            2,050            43,850
Triad Guaranty Inc.                      (1)            1,518            55,953
UICI                                     (1)            4,685            72,852
United Fire & Casualty Co.                                932            31,175
Universal American Financial Corp.       (1)            3,700            21,530
Vesta Insurance Group                                   3,640            10,010
Zenith National Insurance Corp.                         2,035            47,863
--------------------------------------------------------------------------------
                                                                      1,800,205
--------------------------------------------------------------------------------

IRON / STEEL--0.31%
--------------------------------------------------------------------------------
Carpenter Technology Corp.                              2,782            34,636
Cleveland-Cliffs Inc.                    (1)            1,200            23,820
Gibraltar Steel Corp.                                   1,151            21,915
Oregon Steel Mills Inc.                  (1)            3,170            12,743
Reliance Steel & Aluminum Co.                           3,054            63,645
Roanoke Electric Steel Corp.                            1,100            10,450
Ryerson Tull Inc.                                       3,684            22,472
Steel Dynamics Inc.                      (1)            3,936            47,350
--------------------------------------------------------------------------------
                                                                        237,031
--------------------------------------------------------------------------------

LEISURE TIME--0.23%
--------------------------------------------------------------------------------
Bally Total Fitness Holding Corp.        (1)            4,059            28,778
Escalade Inc.                            (1)              400             8,000
K2 Inc.                                  (1)            2,630            24,722
Marine Products Corp.                                     800             7,880
Nautilus Group Inc. (The)                (1)            3,708            49,539
Navigant International Inc.              (1)            1,480            18,248
WMS Industries Inc.                      (1)            2,846            42,633
--------------------------------------------------------------------------------
                                                                        179,800
--------------------------------------------------------------------------------

LODGING--0.47%
--------------------------------------------------------------------------------
Aztar Corp.                              (1)            3,830            54,692
Boca Resorts Inc. "A"                    (1)            3,739            40,007
Boyd Gaming Corp.                        (1)            3,781            53,123
Choice Hotels International Inc.         (1)            2,710            61,517
Marcus Corp.                                            2,699            38,326
Prime Hospitality Corp.                  (1)            5,100            41,565
Station Casinos Inc.                     (1)            3,920            69,384
Wyndham International Inc. "A"           (1)           15,600             3,588
--------------------------------------------------------------------------------
                                                                        362,202
--------------------------------------------------------------------------------

MACHINERY--2.63%
--------------------------------------------------------------------------------
Albany International Corp. "A"                          2,935            60,637
Applied Industrial Technologies Inc.                    2,567            48,516
Astec Industries Inc.                    (1)            2,132            21,171
Asyst Technologies Inc.                  (1)            6,985            51,340
Briggs & Stratton Corp.                                 2,578           109,488
Brooks-PRI Automation Inc.               (1)            4,331            49,633
Cascade Corp.                                           2,272            36,238
Cognex Corp.                             (1)            4,200            77,406
Columbus McKinnon Corp.                  (1)            1,300             4,967
Dycom Industries Inc.                    (1)            5,881            77,923
Electroglas Inc.                         (1)            2,100             3,234
Engineered Support Systems Inc.                         1,290            47,291
Esterline Technologies Corp.             (1)            2,440            43,115
Gardner Denver Inc.                      (1)            1,900            38,570
Global Power Equipment Group Inc.        (1)            2,100            10,353
Gorman-Rupp Co. (The)                                     800            18,800
Idex Corp.                                              3,427           112,063
Imation Corp.                            (1)            4,301           150,879
Insituform Technologies Inc. "A"         (1)            3,001            51,167
JLG Industries Inc.                                     4,920            37,048
Kadant Inc.                              (1)            1,560            23,400
Kaman Corp. "A"                                         2,500            27,500
Knight Transportation Inc.               (1)            2,695            56,595
Kulicke & Soffa Industries Inc.          (1)            8,621            49,312
Lincoln Electric Holding Inc.                           4,638           107,370
Lindsay Manufacturing Co.                               1,416            30,302
Magnetek Inc.                            (1)            2,020             8,969
Manitowoc Co. Inc. (The)                                2,965            75,608
NACCO Industries Inc.                                     700            30,639
Nordson Corp.                                           2,822            70,070
Paxar Corp.                              (1)            3,600            53,100
Presstek Inc.                            (1)            4,108            18,938
Robbins & Myers Inc.                                    1,459            26,846
Sauer-Danfoss Inc.                                      1,000             7,900
Semitool Inc.                            (1)            1,600             9,936
Stewart & Stevenson Services Inc.                       3,500            49,490
SureBeam Corporation "A"                 (1)            8,261            33,374
Tecumseh Products Co. "A"                               1,926            84,994
Tennant Co.                                             1,288            41,989
Terex Corp.                              (1)            4,927            54,887
Thomas Industries Inc.                                  2,558            66,661
Ultratech Stepper Inc.                   (1)            3,216            31,642
Unova Inc.                               (1)            5,000            30,000
--------------------------------------------------------------------------------
                                                                      2,039,361
--------------------------------------------------------------------------------

MACHINERY-CONSTRUCTION & MINING--0.08%
--------------------------------------------------------------------------------
Joy Global Inc.                          (1)            5,593            62,977
--------------------------------------------------------------------------------
                                                                         62,977
--------------------------------------------------------------------------------

MANUFACTURERS--0.94%
--------------------------------------------------------------------------------
Carlisle Companies Inc.                                 3,647           150,913
CUNO Inc.                                (1)            2,478            82,071
Federal Signal Corp.                                    5,339           103,683
FMC Corp.                                (1)            3,622            98,953
Osmonics Inc.                            (1)            1,748            29,611
Quixote Corp.                                             660            11,920
Sturm Ruger & Co. Inc.                                  2,460            23,542
Tredegar Corp.                                          4,634            69,510
Trinity Industries Inc.                                 4,585            86,932
U.S. Industries Inc.                     (1)            7,400            19,462
Wabtec Corp.                                            3,920            55,037
--------------------------------------------------------------------------------
                                                                        731,634
--------------------------------------------------------------------------------

MANUFACTURING--0.32%
--------------------------------------------------------------------------------
Acuity Brands Inc.                                      4,840            65,534
Applied Films Corporation                (1)            1,568            31,344
ESCO Technologies Inc.                   (1)            1,420            52,540
Hexcel Corp.                             (1)            2,800             8,400
Kaydon Corp.                                            4,412            93,579
--------------------------------------------------------------------------------
                                                                        251,397
--------------------------------------------------------------------------------

MEDIA--1.19%
--------------------------------------------------------------------------------
Acacia Research - Acacia Technologies    (1)            2,229             5,372
Banta Corp.                                             2,992            93,560
Beasley Broadcast Group Inc. "A"         (1)              700             8,372
Courier Corp.                                             400            18,336
Crown Media Holdings Inc.                (1)            3,400             7,684
Fisher Communications Inc.                                670            35,322
Gray Television Inc. "A"                                1,400            16,590
Hollinger International Inc.                            6,326            64,272
Information Holdings Inc.                (1)            1,420            22,038
Insight Communications Co. Inc.          (1)            5,667            70,157
Journal Register Co.                     (1)            3,357            59,687
Liberty Corp.                                           2,757           106,972
LodgeNet Entertainment Corp.             (1)            1,500            16,020
Mediacom Communications Corp.            (1)            7,225            63,652
Paxson Communications Corp.              (1)            3,200             6,592
Playboy Enterprises Inc. "B"             (1)            2,163            21,911
Primedia Inc.                            (1)           13,000            26,780
Private Media Group Inc.                 (1)            2,100             6,825
Pulitzer Inc.                                           1,254            56,367
Regent Communications Inc.               (1)            2,840            16,784
Saga Communications Inc.                 (1)            1,853            35,207
Salem Communications Corp. "A"           (1)            1,040            25,969
Sinclair Broadcast Group Inc. "A"        (1)            3,849            44,764
Spanish Broadcasting System Inc. "A"     (1)            4,300            30,960
TiVo Inc.                                (1)            2,760            14,380
Value Line Inc.                                           200             8,688
XM Satellite Radio Holdings Inc. "A"     (1)            6,400            17,216
Young Broadcasting Inc. "A"              (1)            1,700            22,389
--------------------------------------------------------------------------------
                                                                        922,866
--------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE--0.29%
--------------------------------------------------------------------------------
Castle (A.M.) & Co.                      (1)            1,000             4,550
CIRCOR International Inc.                                 970            15,423
Ladish Co. Inc.                          (1)            1,000             8,060
Lawson Products Inc.                                      500            15,490
NN Inc.                                                 1,300            12,987
Penn Engineering & Manufacturing Corp.                  1,600            17,040
Valmont Industries Inc.                                 1,600            31,040
Worthington Industries Inc.                             7,778           118,537
--------------------------------------------------------------------------------
                                                                        223,127
--------------------------------------------------------------------------------

METALS-DIVERSIFIED--0.68%
--------------------------------------------------------------------------------
Ameron International Corp.                                559            30,829
Commercial Metals Co.                                   2,953            47,957
Griffon Corp.                            (1)            2,890            39,362
Gulf Island Fabrication Inc.             (1)              700            11,375
Intermet Corp.                                          2,200             9,240

Material Sciences Corp.                  (1)            1,200            15,528
Matthews International Corp. "A"                        3,166            70,700
Maverick Tube Corp.                      (1)            4,736            61,710
Mueller Industries Inc.                  (1)            3,414            93,032
Northwest Pipe Co.                       (1)              700            12,110
NS Group Inc.                            (1)            2,120            13,822
Quanex Corp.                                            1,945            65,158
RTI International Metals Inc.            (1)            2,805            28,331
Southern Peru Copper Corp.                              1,680            24,192
--------------------------------------------------------------------------------
                                                                        523,346
--------------------------------------------------------------------------------

MINING--0.44%
--------------------------------------------------------------------------------
AMCOL International Corp.                               1,620             9,396
Arch Coal Inc.                                          5,401           116,608
Brush Engineered Materials Inc.          (1)            1,700             9,350
Century Aluminum Co.                                    2,111            15,643
Hecla Mining Co.                         (1)            9,400            47,564
Liquidmetal Technologies                 (1)            1,200            12,336
Royal Gold Inc.                                         1,775            44,235
Stillwater Mining Co.                    (1)            5,507            29,462
USEC Inc.                                               8,889            53,512
--------------------------------------------------------------------------------
                                                                        338,106
--------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT--0.17%
--------------------------------------------------------------------------------
CompX International Inc.                                  800             6,696
General Binding Corp.                    (1)              600             5,088
Global Imaging Systems Inc.              (1)              900            16,542
Imagistics International Inc.            (1)            2,100            42,000
Insight Enterprises Inc.                 (1)            5,356            44,508
Pomeroy Computer Resources               (1)            1,280            14,976
--------------------------------------------------------------------------------
                                                                        129,810
--------------------------------------------------------------------------------

OIL & GAS PRODUCERS--4.19%
--------------------------------------------------------------------------------
Atmos Energy Corp.                                      4,637           108,135
Atwood Oceanics Inc.                     (1)            1,299            39,100
Berry Petroleum Co. "A"                                 2,088            35,600
Cabot Oil & Gas Corp. "A"                               3,406            84,401
CAL Dive International Inc.              (1)            4,724           111,014
Cascade Natural Gas Corp.                               1,300            26,000
Chesapeake Energy Corp.                                16,911           130,891
Denbury Resources Inc.                   (1)            2,813            31,787
Encore Acquisition Co.                   (1)              960            17,683
Energen Corp.                                           4,088           118,961
Energy Partners Ltd.                     (1)            4,190            44,833
Evergreen Resources Inc.                 (1)            2,221            99,612
Exploration Company of Delaware (The)    (1)            1,600             4,768
Frontier Oil Corp.                                      3,412            58,755
Grey Wolf Inc.                           (1)           17,900            71,421
Hanover Compressor Co.                   (1)            8,116            74,505
Harvest Natural Resources Inc.           (1)            3,500            22,575
Holly Corp.                                             1,080            23,598
Houston Exploration Co.                  (1)            1,200            36,720
Key Energy Services Inc.                 (1)           13,333           119,597
Magnum Hunter Resources Inc.             (1)            5,595            33,290
Meridian Resource Corp. (The)            (1)            2,620             2,358
New Jersey Resources Corp.                              3,080            97,297
Northwest Natural Gas Co.                               2,844            76,959
Nuevo Energy Co.                         (1)            2,000            22,200
Parker Drilling Co.                      (1)            8,090            17,960

Patina Oil & Gas Corp.                                  2,755            87,196
Penn Virginia Corp.                                     1,089            39,585
PetroQuest Energy Inc.                   (1)            2,540            10,541
Piedmont Natural Gas Co.                                3,469           122,629
Plains Exploration & Production Co.      (1)            3,074            29,972
Plains Resource Inc.                     (1)            3,074            36,427
Prima Energy Corp.                       (1)            1,200            26,832
Quicksilver Resources Inc.               (1)            1,249            28,015
Range Resources Corp.                    (1)            9,321            50,333
Remington Oil & Gas Corp.                (1)            2,350            38,564
RPC Inc.                                                1,300            15,080
SEACOR SMIT Inc.                         (1)            2,146            95,497
SEMCO Energy Inc.                                       2,800            17,080
South Jersey Industries Inc.                            1,616            53,360
Southern Union Co.                       (1)            4,681            77,237
Southwest Gas Corp.                                     3,972            93,143
Spinnaker Exploration Co.                (1)            3,023            66,657
St. Mary Land & Exploration Co.                         3,388            84,700
Stone Energy Corp.                       (1)            2,705            90,239
Superior Energy Services Inc.            (1)            5,715            46,863
Swift Energy Co.                         (1)            3,183            30,780
Tesoro Petroleum Corp.                   (1)           11,066            50,018
3TEC Energy Corp.                        (1)            2,114            29,998
Tom Brown Inc.                           (1)            4,081           102,433
Unit Corp.                               (1)            6,194           114,899
Vintage Petroleum Inc.                                  7,753            81,794
WD-40 Co.                                               1,930            50,991
Western Gas Resources Inc.                              2,303            84,866
Westport Resources Corp.                 (1)            2,123            44,158
W-H Energy Services Inc.                 (1)            2,600            37,934
--------------------------------------------------------------------------------
                                                                      3,247,841
--------------------------------------------------------------------------------

OIL & GAS SERVICES--0.64%
--------------------------------------------------------------------------------
CARBO Ceramics Inc.                                     1,403            47,281
Comstock Resources Inc.                  (1)            4,696            43,626
Dril-Quip Inc.                           (1)            1,246            21,057
Global Industries Ltd.                   (1)            7,300            30,441
Hydril Co.                               (1)            1,360            32,055
Input/Output Inc.                        (1)            5,370            22,823
Lone Star Technologies Inc.              (1)            3,759            55,972
Lufkin Industries Inc.                                    640            15,008
Newpark Resources Inc.                   (1)            7,200            31,320
Oceaneering International Inc.           (1)            2,733            67,614
Oil States International Inc.            (1)            1,670            21,543
Tetra Technologies Inc.                  (1)            1,735            37,077
Universal Compression Holdings Inc.      (1)            2,100            40,173
Veritas DGC Inc.                         (1)            3,520            27,808
--------------------------------------------------------------------------------
                                                                        493,798
--------------------------------------------------------------------------------

PACKAGING & CONTAINERS--0.43%
--------------------------------------------------------------------------------
AEP Industries Inc.                      (1)              430             5,620
Crown Cork & Seal Co. Inc.               (1)           21,861           173,795
EarthShell Corp.                         (1)            7,000             4,060
Graphic Packaging International Corp.    (1)            2,400            13,536
Greif Brothers Corp. "A"                                2,607            62,047
Longview Fibre Co.                       (1)            6,298            45,535
Silgan Holdings Inc.                     (1)            1,220            30,110
--------------------------------------------------------------------------------
                                                                        334,703
--------------------------------------------------------------------------------

PHARMACEUTICALS--4.39%
--------------------------------------------------------------------------------
aaiPharma Inc.                           (1)            1,280            17,946
Abgenix Inc.                             (1)            9,700            71,489
Adolor Corp.                             (1)            3,904            54,305
Align Technology Inc.                    (1)            3,880            10,713
Alkermes Inc.                            (1)            6,400            40,128
Allos Therapeutics Inc.                  (1)            2,900            21,808
Allscripts Healthcare Solutions Inc.     (1)            3,500             8,365
Alpharma Inc. "A"                                       3,864            46,020
American Pharmaceutical Partners Inc.    (1)            1,137            20,239
Amylin Pharmaceuticals Inc.              (1)            7,369           118,936
Antigenics Inc.                          (1)            3,119            31,939
Aphton Corp.                             (1)            1,700             6,545
ArQule Inc.                              (1)            2,320             7,076
Array BioPharma Inc.                     (1)            2,300            12,765
AtheroGenics Inc.                        (1)            3,200            23,712
Bentley Pharmaceuticals Inc.             (1)            1,300            10,465
Biopure Corp.                            (1)            2,985            11,104
Bio-Reference Laboratories Inc.          (1)              900             5,553
Bone Care International Inc.             (1)            1,300            12,649
Bradley Pharmaceuticals Inc.             (1)              900            11,727
Cardinal Health Inc.                                        0                24
Cell Genesys Inc.                        (1)            4,378            48,819
Cell Therapeutics Inc.                   (1)            4,100            29,807
CIMA Labs Inc.                           (1)            1,776            42,963
Columbia Laboratories Inc.               (1)            2,700             9,072
Connetics Corp.                          (1)            3,400            40,868
Corixa Corp.                             (1)            8,720            55,721
Cubist Pharmaceuticals Inc.              (1)            3,716            30,583
CV Therapeutics Inc.                     (1)            3,224            58,741
D&K Healthcare Resources Inc.                           1,900            19,458
Digene Corp.                             (1)            1,600            18,336
Durect Corp.                             (1)            2,890             5,838
Endo Pharmaceuticals Holdings Inc.       (1)            2,410            18,555
Eon Labs Inc.                            (1)            1,276            24,129
Epix Medical Inc.                        (1)            1,300             9,399
Esperion Therapeutics Inc.               (1)            3,600            25,589
First Horizon Pharmaceutical Corp.       (1)            5,038            37,674
Genta Inc.                               (1)            5,400            41,526
Geron Corp.                              (1)            3,000            10,800
Guilford Pharmaceuticals Inc.            (1)            3,000            11,940
ILEX Oncology Inc.                       (1)            4,564            32,222
ImClone Systems Inc.                     (1)            6,356            67,507
Immucor Inc.                             (1)            1,221            24,725
Immunogen Inc.                           (1)            4,130            12,803
Impax Laboratories Inc.                  (1)            3,080            12,351
Inhale Therapeutic Systems Inc.          (1)            7,108            57,433
InterMune Inc.                           (1)            3,065            78,188
Intuitive Surgical Inc.                  (1)            3,460            21,314
Isis Pharmaceuticals Inc.                (1)            6,016            39,645
Kos Pharmaceuticals Inc.                 (1)              788            14,972
KV Pharmaceuticals Co.                   (1)            2,700            62,640
La Jolla Pharmaceutical Co.              (1)            7,502            48,763
Lifecore Biomedical Inc.                 (1)            1,811            15,538
Ligand Pharmaceuticals Inc. "B"          (1)            6,542            35,131
Martek Biosciences Corp.                 (1)            2,400            60,096
Medarex Inc.                             (1)            7,900            31,205
Medicines Co. (The)                      (1)            2,967            47,531
MGI Pharma Inc.                          (1)            2,800            20,300

MIM Corp.                                (1)            2,700            15,660
Nabi Biopharmaceuticals                  (1)            4,955            30,721
NaPro BioTherapeutics Inc.               (1)            2,270             1,498
Nastech Pharmaceutical Co. Inc.          (1)              800             6,840
Nature's Sunshine Products Inc.                         1,600            15,536
NBTY Inc.                                (1)            6,101           107,256
NeoPharm Inc.                            (1)            1,258            12,756
Neose Technologies Inc.                  (1)            1,100             9,504
Neurocrine Biosciences Inc.              (1)            3,428           156,522
Noven Pharmaceuticals Inc.               (1)            2,728            25,179
NPS Pharmaceuticals Inc.                 (1)            3,639            91,594
Nu Skin Enterprises Inc. "A"                            7,019            84,017
Onyx Pharmaceuticals Inc.                (1)            1,200             6,972
OSI Pharmaceuticals Inc.                 (1)            4,536            74,390
Pain Therapeutics Inc.                   (1)            1,610             3,848
PAREXEL International Corp.              (1)            2,900            31,871
Penwest Pharmaceuticals Co.              (1)            1,690            17,914
Peregrine Pharmaceuticals Inc.           (1)            9,900             7,722
Perrigo Co.                              (1)            7,417            90,117
Pharmaceutical Resources Inc.            (1)            2,120            63,176
POZEN Inc.                               (1)            2,410            12,412
Praecis Pharmaceuticals Inc.             (1)            4,940            16,055
Priority Healthcare Corp. "B"            (1)            2,852            66,166
Progenics Pharmaceuticals Inc.           (1)              980             6,527
Rigel Pharmaceuticals Inc.               (1)            2,200             2,422
Salix Pharmaceuticals Ltd.               (1)            2,400            16,776
SangStat Medical Corp.                   (1)            3,100            35,030
Scios Inc.                               (1)            6,302           205,319
Sepracor Inc.                            (1)            8,753            84,642
Serologicals Corp.                       (1)            2,380            26,180
SuperGen Inc.                            (1)            3,330            12,088
Sybron Dental Specialties Inc.           (1)            4,340            64,449
Tanox Inc.                               (1)            2,760            24,978
Texas Biotech Corp.                      (1)            4,400             6,160
Triangle Pharmaceuticals Inc.            (1)            7,061            41,942
Tularik Inc.                             (1)            5,312            39,628
United Surgical Partners International
  Inc.                                   (1)            2,088            32,617
United Therapeutics Inc.                 (1)            1,961            32,749
Versicor Inc.                            (1)            2,600            28,054
Vical Inc.                               (1)            2,300             7,981
VIVUS Inc.                               (1)            3,300            12,309
Zymogenetics Inc.                        (1)            1,000             9,900
--------------------------------------------------------------------------------
                                                                      3,403,167
--------------------------------------------------------------------------------

PIPELINES--0.01%
--------------------------------------------------------------------------------
TransMontaigne Inc.                      (1)            1,400             6,496
--------------------------------------------------------------------------------
                                                                          6,496
--------------------------------------------------------------------------------

REAL ESTATE--4.37%
--------------------------------------------------------------------------------
AMLI Residential Properties Trust                       2,366            50,348
Anthracite Capital Inc.                                 5,010            54,609
Apex Mortgage Capital Inc.                              2,900            18,966
Avatar Holdings                          (1)              760            17,480
Bedford Property Investors Inc.                         1,905            48,939
Boykin Lodging Co.                                      2,500            23,325
Brandywine Realty Trust                                 4,831           105,364
Chateau Communities Inc.                                2,778            63,894
Colonial Properties Trust                               2,582            87,633
Commercial Net Lease Realty Inc.                        4,000            61,320

Cornerstone Realty Income Trust Inc.                    5,500            43,780
Corporate Office Properties Trust                       2,571            36,071
Corrections Corp. of America             (1)            3,380            57,967
EastGroup Properties Inc.                               2,098            53,499
Entertainment Properties Trust                          2,100            49,392
Equity Inns Inc.                                        3,800            22,876
Gables Residential Trust                                4,566           113,830
Glenborough Realty Trust Inc.                           2,000            35,640
Glimcher Realty Trust                                   3,667            65,089
Healthcare Realty Trust Inc.                            4,877           142,652
Home Properties of New York Inc.                        3,105           106,967
Impac Mortgage Holdings Inc.                            4,800            55,200
Innkeepers USA Trust                                    2,600            19,916
Insignia Financial Group Inc.            (1)            2,000            14,500
IRT Property Co.                                        4,359            51,741
JDN Realty Corp.                                        4,532            49,625
Jones Lang LaSalle Inc.                  (1)            3,500            53,830
Kilroy Realty Corp.                                     3,318            76,480
LaSalle Hotel Properties                                2,350            32,900
Lexington Corp. Properties Trust                        2,830            44,997
LNR Property Corp.                                      2,638            93,385
LTC Properties Inc.                                     2,500            16,800
Macerich Co. (The)                                      3,778           116,174
Manufactured Home Communities Inc.                      1,825            54,075
Meristar Hospitality Corp.                              4,860            32,076
Mid Atlantic Realty Trust                               2,300            40,020
Mills Corp.                                             2,567            75,316
National Health Investors Inc.                          2,900            46,632
Nationwide Health Properties Inc.                       5,400            80,622
Novastar Financial Inc.                                 1,368            42,449
Omega Healthcare Investors Inc.          (1)            1,800             6,732
Pan Pacific Retail Properties Inc.                      3,898           142,394
Pennsylvania Real Estate Investment
  Trust                                                 2,023            52,598
Prentiss Properties Trust                               3,671           103,816
PS Business Parks Inc.                                  1,412            44,902
Ramco-Gershenson Properties Trust                       1,400            27,650
Realty Income Corp.                                     4,013           140,455
Redwood Trust Inc.                                      1,608            44,542
RFS Hotel Investors Inc.                                3,500            38,010
Saul Centers Inc.                                       1,200            28,560
Shurgard Storage Centers Inc. "A"                       3,919           122,821
Sovran Self Storage Inc.                                2,542            72,091
Summit Properties Inc.                                  2,420            43,076
Sun Communities Inc.                                    1,915            70,032
Tanger Factory Outlet Centers Inc.                        962            29,822
Taubman Centers Inc.                                    3,629            58,899
Town & Country Trust (The)                              2,214            46,715
Trammell Crow Co.                        (1)            3,200            28,800
Urstadt Biddle Properties Inc. "A"                      2,400            26,592
--------------------------------------------------------------------------------
                                                                      3,384,886
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS--3.09%
--------------------------------------------------------------------------------
Acadia Realty Trust                                     1,900            14,098
Alexander's Inc.                         (1)              300            19,365
Alexandria Real Estate Equities Inc.                    2,227            94,870
Anworth Mortgage Asset Corp.                            2,200            27,654
Associated Estates Realty Corp.                         1,800            12,150
Capital Automotive                                      2,528            59,914
Capstead Mortgage Corp.                                 1,611            39,711

CBL & Associates Properties Inc.                        2,278            91,234
Chelsea Property Group Inc.                             3,067           102,162
Correctional Properties Trust                           1,526            33,114
Crown American Realty Trust                             3,400            31,280
Essex Property Trust Inc.                               1,736            88,276
FBR Asset Investment Corp.                              1,900            64,410
Federal Realty Investment Trust                         4,708           132,389
FelCor Lodging Trust Inc.                               6,021            68,880
Getty Realty Corp.                                      1,600            30,320
Great Lakes REIT Inc.                                   2,114            35,198
Health Care REIT Inc.                                   4,209           113,853
Heritage Property Investment Trust Inc.                 2,299            57,406
HRPT Properties Trust                                  14,000           115,360
Investors Real Estate Trust                             3,407            34,002
Keystone Property Trust                                 3,233            54,864
Koger Equity Inc.                                       2,730            42,588
Kramont Realty Trust                                    2,290            33,549
La Quinta Corp.                                        21,381            94,076
MFA Mortgage Investments Inc.                           4,600            38,640
Mid-America Apartment Communities Inc.                  2,149            52,543
Mission West Properties Inc.                            1,400            13,860
Parkway Properties Inc.                                 1,322            46,376
Post Properties Inc.                                    4,324           103,344
RAIT Investment Trust                                   2,000            43,200
Senior Housing Properties Trust                         5,100            54,111
SL Green Realty Corp.                                   3,135            99,066
Thornbury Mortgage Inc.                                 7,685           154,469
U.S. Restaurant Properties Inc.                         3,243            45,661
Universal Health Realty Income Trust                    1,600            42,000
Ventas Inc.                                             7,147            81,833
Washington Real Estate Investment Trust                 4,384           111,792
Winston Hotels Inc.                                     1,600            12,480
--------------------------------------------------------------------------------
                                                                      2,390,098
--------------------------------------------------------------------------------

RETAIL--4.64%
--------------------------------------------------------------------------------
AC Moore Arts & Crafts Inc.              (1)            1,599            20,323
Aeropostale Inc.                         (1)            1,500            15,855
AFC Enterprises Inc.                     (1)            1,776            37,314
AnnTaylor Stores Corp.                   (1)            6,273           128,095
Asbury Automotive Group Inc.             (1)              800             6,728
Bebe Stores Inc.                         (1)              630             8,442
Blair Corp.                                             1,200            27,984
Bob Evans Farms Inc.                                    3,900            91,065
Bombay Co. Inc. (The)                    (1)            3,400            17,000
Brookstone Inc.                          (1)              900            12,915
Brown Shoe Co. Inc.                                     3,085            73,516
Buckle Inc. (The)                        (1)              800            14,400
Burlington Coat Factory Warehouse Corp.                 2,329            41,806
California Pizza Kitchen Inc.            (1)            1,680            42,336
Casey's General Store Inc.                              4,300            52,503
Cash America International Inc.                         2,300            21,896
Cato Corp. "A"                                          1,800            38,862
Charlotte Russe Holding Inc.             (1)              930             9,867
Charming Shoppes Inc.                    (1)           13,820            57,768
Checkers Drive-in Restaurants Inc.       (1)              800             5,008
Chicago Pizza & Brewery Inc.             (1)            1,200             8,280
Children's Place Retail Stores Inc.
  (The)                                  (1)            1,250            13,300
Christopher & Banks Corp.                (1)            2,864            59,428
CKE Restaurant Inc.                      (1)            5,100            21,930

Claire's Stores Inc.                                    5,096           112,469
Coldwater Creek Inc.                     (1)              600            11,520
Cole National Corp.                      (1)            1,512            17,237
Compucom Systems Inc.                    (1)            2,600            14,586
Cost Plus Inc.                           (1)            2,366            67,833
CSK Auto Corp.                           (1)            3,300            36,300
Dave & Buster's Inc.                     (1)            1,200            10,380
Deb Shops Inc.                                            500            11,105
dELiA*s Corp. "A"                        (1)            3,090             1,391
Dress Barn Inc.                          (1)            3,100            41,230
Drugstore.com Inc.                       (1)            2,700             6,480
Duane Reade Inc.                         (1)            2,600            44,200
Electronics Boutique Holdings Corp.      (1)            1,336            21,122
Factory 2-U Stores Inc.                  (1)            1,200             4,093
FAO Inc.                                 (1)            1,700               799
Finish Line Inc. (The)                   (1)            2,040            21,522
Finlay Enterprises Inc.                  (1)              600             7,236
Footstar Inc.                            (1)            2,500            17,400
Fred's Inc.                                             2,614            67,180
FreeMarkets Inc.                         (1)            5,383            34,661
Friedman's Inc.                                         1,500            13,020
Galyan's Trading Co.                     (1)            1,437            14,370
Gart Sports Co.                          (1)              800            15,480
Genesco Inc.                             (1)            2,543            47,376
Goody's Family Clothing Inc.             (1)            1,600             7,104
Group 1 Automotive Inc.                  (1)            2,278            54,399
Guitar Center Inc.                       (1)            1,755            29,063
Hancock Fabrics Inc.                                    1,900            28,975
Haverty Furniture Companies Inc.                        1,720            23,908
Hibbet Sporting Goods Inc.               (1)            1,031            24,662
Hot Topic Inc.                           (1)            3,873            88,614
Intertan Inc.                            (1)            2,300            16,445
Jill (J.) Group Inc. (The)               (1)            2,241            31,329
Jo-Ann Stores Inc.                       (1)            1,723            39,577
Kenneth Cole Productions "A"             (1)              962            19,529
Linens 'N Things Inc.                    (1)            4,408            99,621
Lithia Motors Inc. "A"                   (1)            2,782            43,650
Lone Star Steakhouse & Saloon Inc.                      2,100            40,614
Longs Drug Stores Corp.                                 3,658            75,867
Luby's Inc.                              (1)            2,500             7,275
MarineMax Inc.                           (1)              800             9,448
Men's Wearhouse Inc. (The)               (1)            3,843            65,907
Mothers Work Inc.                        (1)              300            10,569
Movie Gallery Inc.                       (1)            2,075            26,975
O'Charley's Inc.                         (1)            2,099            43,092
OfficeMax Inc.                           (1)           13,972            69,860
1-800 CONTACTS INC.                      (1)              600            16,542
1-800-FLOWERS.COM Inc.                   (1)            1,760            11,000
Overstock.com Inc.                       (1)            1,300            16,900
Pacific Sunwear of California Inc.       (1)            5,471            96,773
Party City Corp.                         (1)              600             7,200
Payless ShoeSource Inc.                  (1)            2,669           137,373
Pep Boys-Manny, Moe & Jack Inc.                         5,719            66,340
Priceline.com Inc.                       (1)           12,540            20,064
PriceSmart Inc.                          (1)              500            11,455
Regis Corp.                                             5,203           135,226
Restoration Hardware Inc.                (1)            1,800             9,018
Rex Stores Corp.                         (1)              900             9,189
Ryan's Family Steak Houses Inc.          (1)            4,950            56,183

School Specialty Inc.                    (1)            1,875            37,463
7-Eleven Inc.                            (1)            2,790            20,925
Sharper Image Corp.                      (1)              800            13,944
ShopKo Stores Inc.                       (1)            3,703            46,102
Smart & Final Inc.                       (1)            1,800             9,360
Sports Authority Inc. (The)              (1)            3,969            27,783
Sports Resorts International Inc.        (1)            4,261            25,012
Stage Stores Inc.                        (1)            2,507            52,747
Stamps.com Inc.                          (1)            4,986            23,285
Steak n Shake Company (The)              (1)            4,400            44,000
Stein Mart Inc.                          (1)            2,300            14,030
TBC Corp.                                (1)            2,010            24,140
Too Inc.                                 (1)            4,058            95,444
Tractor Supply Co.                       (1)            1,681            63,206
Trans World Entertainment Corp.          (1)            2,100             7,623
Tuesday Morning Corp.                    (1)            1,116            19,084
Tweeter Home Entertainment Group Inc.    (1)            2,500            14,450
Ultimate Electronics Inc.                (1)            1,500            15,225
United Auto Group Inc.                   (1)            1,990            24,815
Urban Outfitters Inc.                    (1)              948            22,344
West Marine Inc.                         (1)            1,444            19,768
Wet Seal Inc. "A"                        (1)            3,171            34,123
Whitehall Jewellers Inc.                 (1)            1,500            14,250
Wilsons The Leather Experts Inc.         (1)            2,020            10,100
--------------------------------------------------------------------------------
                                                                      3,594,580
--------------------------------------------------------------------------------

SEMICONDUCTORS--2.05%
--------------------------------------------------------------------------------
Alliance Semiconductor Corp.             (1)            3,000            11,790
ANADIGICS Inc.                           (1)            3,000             7,740
August Technology Corp.                  (1)              800             4,048
Axcelis Technologies Inc.                (1)           15,734            88,252
AXT Inc.                                 (1)            2,820             5,076
ChipPAC Inc. "A"                         (1)            4,560            16,188
Cirrus Logic Inc.                        (1)            9,582            27,596
Cohu Inc.                                               2,400            35,280
Credence Systems Corp.                   (1)            7,693            71,776
Cree Inc.                                (1)           10,084           164,873
EMCORE Corp.                             (1)            2,430             5,322
Entegris Inc.                            (1)            5,612            57,804
Genesis Microchip Inc.                   (1)            3,700            48,285
GlobeSpanVirata Inc.                     (1)           16,615            73,272
Integrated Silicon Solution Inc.         (1)            3,700            16,132
IXYS Corp.                               (1)            1,330             9,390
Kopin Corp.                              (1)            8,853            34,704
Lattice Semiconductor Corp.              (1)           10,564            92,646
LTX Corp.                                (1)            5,965            35,969
MEMC Electronics Materials Inc.          (1)            6,774            51,279
Microtune Inc.                           (1)            5,010            15,681
Monolithic System Technology Inc.        (1)            2,300            27,784
Mykrolis Corp.                           (1)            5,399            39,413
OmniVision Technologies Inc.             (1)            2,537            34,427
ON Semiconductor Corp.                   (1)            3,780             5,179
Pericom Semiconductor Corp.              (1)            2,320            19,279
Pixelworks Inc.                          (1)            4,230            24,534
Rambus Inc.                              (1)           10,228            68,630
Silicon Laboratories Inc.                (1)            3,232            61,667
Skyworks Solutions Inc.                  (1)           16,484           142,092
Transmeta Corp.                          (1)           10,800            12,636
Trikon Technologies Inc.                 (1)            1,280             6,400

TriQuint Semiconductor Inc.              (1)           16,202            68,696
Varian Semiconductor Equipment
  Associates Inc.                        (1)            3,813            90,601
Veeco Instruments Inc.                   (1)            3,404            39,350
Virage Logic Corp.                       (1)            1,190            11,936
Vitesse Semiconductor Corp.              (1)           21,500            46,978
White Electronic Designs Corp.           (1)            1,900            14,535
--------------------------------------------------------------------------------
                                                                      1,587,240
--------------------------------------------------------------------------------

SOFTWARE--3.91%
--------------------------------------------------------------------------------
Acclaim Entertainment Inc.               (1)            7,600             5,016
Actuate Corp.                            (1)            5,100             9,027
Akamai Technologies Inc.                 (1)            6,390            11,055
Alico Inc.                                                400            10,640
Alloy Inc.                               (1)            3,999            43,789
American Management Systems Inc.         (1)            4,936            59,183
Ariba Inc.                               (1)           28,100            69,688
Ascential Software Corp.                 (1)           25,660            61,584
AsiaInfo Holdings Inc.                   (1)            3,200            20,288
@Road Inc.                               (1)            2,200             9,086
Avid Technology Inc.                     (1)            3,236            74,266
Borland Software Corp.                   (1)            7,552            92,890
Caminus Corp.                            (1)            1,270             2,972
Centillium Communications Inc.           (1)            2,610             5,899
Chordiant Software Inc.                  (1)            6,200             8,928
CNET Networks Inc.                       (1)           12,400            33,604
Computer Horizons Corp.                  (1)            3,200            10,464
Computer Programs & Systems Inc.         (1)              500            12,380
Concord Communications Inc.              (1)            2,271            20,416
Documentum Inc.                          (1)            4,932            77,235
DoubleClick Inc.                         (1)           14,949            84,611
EarthLink Inc.                           (1)           15,723            85,690
eFunds Corp.                             (1)            5,857            53,357
Embarcadero Technologies Inc.            (1)              830             4,955
EPIQ Systems Inc.                        (1)            1,373            20,966
eResearch Technology Inc.                (1)              900            15,075
eSpeed, Inc.                             (1)            2,800            47,435
eUniverse Inc.                           (1)            4,730            26,866
F5 Networks Inc.                         (1)            3,049            32,746
FileNET Corp.                            (1)            5,926            72,297
Homestore.com Inc.                       (1)            7,600             6,460
Identix Inc.                             (1)           10,523            54,193
Informatica Corp.                        (1)            7,243            41,720
Information Resources Inc.               (1)            2,800             4,480
Inktomi Corp.                            (1)           11,080            17,728
Interland Inc.                           (1)           12,300            15,990
Inter-Tel Inc.                                          3,184            66,577
JDA Software Group Inc.                  (1)            3,778            36,495
Keane Inc.                               (1)            6,800            61,132
Lawson Software Inc.                     (1)            1,400             8,050
Legato Systems Inc.                      (1)           11,124            55,954
Magma Design Automation Inc.             (1)            2,631            25,205
ManTech International Corp. "A"          (1)            1,000            19,070
Manugistics Group Inc.                   (1)            7,000            16,800
MatrixOne Inc.                           (1)            5,770            24,811
Micromuse Inc.                           (1)            7,400            28,268
MRO Software Inc.                        (1)            2,417            29,354
NDCHealth Corp.                                         4,169            82,963
Neoforma Inc.                            (1)            1,200            14,340
Net2Phone Inc.                           (1)            2,600            10,530

Netegrity Inc.                           (1)            2,640             8,588
NetIQ Corp.                              (1)            6,463            79,818
Novell Inc.                              (1)           38,433           128,366
Numerical Technologies Inc.              (1)            3,534            12,228
Omnicell Inc.                            (1)            1,500             3,975
Openwave Systems Inc.                    (1)           18,300            36,600
OPNET Technologies Inc.                  (1)            1,383            11,176
Overture Services Inc.                   (1)            6,986           190,788
Parametric Technology Corp.              (1)           27,500            69,300
PDF Solutions Inc.                       (1)            1,866            12,931
Per-Se Technologies Inc.                 (1)            3,700            33,185
Pinnacle Systems Inc.                    (1)            7,230            98,400
PLATO Learning Inc.                      (1)            2,328            13,828
Portal Software Inc.                     (1)           14,680            11,861
PracticeWorks Inc.                       (1)            4,313            34,073
ProQuest Co.                             (1)            2,049            40,160
Raindance Communications Inc.            (1)            4,400            14,212
Register.com                             (1)            4,471            20,120
Renaissance Learning Inc.                (1)            1,400            26,460
Roxio Inc.                               (1)            2,000             9,540
Schawk Inc.                                             1,100            10,901
SeaChange International Inc.             (1)            2,900            17,835
SeeBeyond Technology Corp.               (1)            5,300            12,879
SERENA Software Inc.                     (1)            2,120            33,475
SpeechWorks International Inc.           (1)            3,150             8,757
SPSS Inc.                                (1)            1,520            21,265
Synplicity Inc.                          (1)            1,650             6,237
TIBCO Software Inc.                      (1)           10,009            61,856
TriZetto Group Inc. (The)                (1)            3,830            23,516
Ulticom Inc.                             (1)            1,640            12,284
ValueClick Inc.                          (1)            6,900            19,251
Vastera Inc.                             (1)            4,769            26,950
Viewpoint Corp.                          (1)            4,030             7,536
Vignette Corp.                           (1)           23,500            28,835
VitalWorks Inc.                          (1)            4,300            16,555
webMethods Inc.                          (1)            7,985            65,637
Websense Inc.                            (1)            2,580            55,111
Wind River Systems Inc.                  (1)            8,668            35,539
Witness Systems Inc.                     (1)            1,760             6,054
--------------------------------------------------------------------------------
                                                                      3,028,610
--------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT--0.58%
--------------------------------------------------------------------------------
ADTRAN Inc.                              (1)            2,546            83,763
American Tower Corp. "A"                 (1)           17,700            62,481
Arris Group Inc.                         (1)            6,890            24,597
Avanex Corp.                             (1)            5,990             6,110
ClearOne Communications Inc.             (1)              800             3,560
CommScope Inc.                           (1)            6,100            48,190
Handspring Inc.                          (1)            6,760             6,422
Harmonic Inc.                            (1)            6,850            15,755
Ixia                                     (1)            2,900            10,585
New Focus Inc.                           (1)            6,720            25,805
Oplink Communications Inc.               (1)            9,340             7,285
Proxim Corp. "A"                         (1)           12,067            10,498
Sonus Networks Inc.                      (1)           17,900            17,900
Stratex Networks Inc.                    (1)            8,060            17,813
Sycamore Networks Inc.                   (1)           17,200            49,708
Terayon Communication Systems Inc.       (1)            6,110            12,526
Tollgrade Communications Inc.            (1)            1,843            21,618
Viasat Inc.                              (1)            2,130            24,580
--------------------------------------------------------------------------------
                                                                        449,196
--------------------------------------------------------------------------------

TELECOMMUNICATIONS--2.11%
--------------------------------------------------------------------------------
Aether Systems Inc.                      (1)            3,550            13,348
Alamosa Holdings Inc.                    (1)            6,800             3,536
Alaska Communications Systems Group Inc. (1)            1,700             3,128
Allegiance Telecom Inc.                  (1)           10,200             6,834
Allen Telecom Inc.                       (1)            3,564            33,751
Anaren Inc.                              (1)            2,700            23,760
Anixter International Inc.               (1)            3,785            88,001
Aspect Communications Corp.              (1)            5,170            14,683
Audiovox Corp. "A"                       (1)            2,200            22,750
Avocent Corp.                            (1)            5,244           116,522
Boston Communications Group Inc.         (1)            1,980            25,166
Broadwing Inc.                           (1)           18,900            66,528
Catapult Communications Corp.            (1)              640             7,648
C-COR.net Corp.                          (1)            3,400            11,288
Commonwealth Telephone Enterprises Inc.  (1)            1,458            52,255
Crown Castle International Corp.         (1)           21,900            82,125
CT Communications Inc.                                  1,900            21,470
EMS Technologies Inc.                    (1)            1,656            25,784
Finisar Corp.                            (1)           13,200            12,540
General Communication Inc. "A"           (1)            4,600            30,866
Golden Telecom Inc.                      (1)            1,915            24,225
Hickory Tech Corp.                                      1,400            13,342
Inet Technologies Inc.                   (1)            1,380             8,418
Infonet Services Corp. "B"               (1)            6,000            11,880
InterDigital Communications Corp.        (1)            6,745            98,207
Intrado Inc.                             (1)            1,970            19,560
Itron Inc.                               (1)            2,601            49,861
Lightbridge Inc.                         (1)            3,017            18,555
MasTec Inc.                              (1)            2,600             7,670
Metro One Telecommunications Inc.        (1)            2,898            18,692
MRV Communications Inc.                  (1)            6,333             6,776
Netro Corp.                              (1)            3,100             8,435
Newport Corp.                            (1)            4,778            60,012
Nextel Partners Inc. "A"                 (1)            8,650            52,506
North Pittsburgh Systems Inc.                           1,700            23,173
Plantronics Inc.                         (1)            4,641            70,218
Powerwave Technologies Inc.              (1)            8,265            44,631
Price Communications Corp.               (1)            6,082            84,114
PTEK Holdings Inc.                       (1)            4,800            21,120
RCN Corp.                                (1)            6,120             3,244
RMH Teleservices Inc.                    (1)            1,300            13,650
Sirius Satellite Radio Inc.              (1)            6,800             4,352
Somera Communications Inc.               (1)            2,900             7,830
SpectraLink Corp.                        (1)            2,500            17,928
Standard Microsystems Corp.              (1)            1,700            33,099
TALX Corp.                                              2,883            37,248
Tekelec                                  (1)            5,500            57,475
Time Warner Telecom Inc. "A"             (1)            4,100             8,651
Touch America Holdings Inc.              (1)           10,470             4,083
Triton PCS Holdings Inc. "A"             (1)            1,900             7,467
United Online Inc.                       (1)            2,804            44,699
US Unwired Inc. "A"                      (1)            9,060             4,439
WebEx Communications Inc.                (1)            3,044            45,660
Western Wireless Corp. "A"               (1)            7,098            37,619
--------------------------------------------------------------------------------
                                                                      1,630,822
--------------------------------------------------------------------------------

TELEPHONE--0.13%
--------------------------------------------------------------------------------
Shenandoah Telecommunications Co.                         400            19,424
SureWest Communications                                 1,759            65,435
TALK America Holdings Inc.               (1)            3,152            17,651
--------------------------------------------------------------------------------
                                                                        102,510
--------------------------------------------------------------------------------

TEXTILES--0.59%
--------------------------------------------------------------------------------
Angelica Corp.                                          1,962            40,515
Culp Inc.                                (1)              600             5,100
G&K Services Inc. "A"                                   2,421            85,706
Guess ? Inc.                             (1)            1,500             6,285
Interface Inc. "A"                                      4,300            13,201
Kellwood Co.                                            2,900            75,400
Maxwell Shoe Co. Inc. "A"                (1)            1,400            16,268
Nautica Enterprises Inc.                 (1)            2,820            31,330
Quaker Fabric Corp.                      (1)            1,200             8,340
Shoe Carnival Inc.                       (1)            1,139            15,959
Steven Madden Ltd.                       (1)            1,220            22,045
UniFirst Corp.                                          1,232            24,886
Vans Inc.                                (1)            2,020            11,474
WestPoint Stevens Inc.                   (1)            3,400             2,006
Wolverine World Wide Inc.                               6,359            96,084
--------------------------------------------------------------------------------
                                                                        454,599
--------------------------------------------------------------------------------

TOBACCO--0.18%
--------------------------------------------------------------------------------
Universal Corp.                                         3,001           110,917
Vector Group Ltd.                                       2,770            32,187
--------------------------------------------------------------------------------
                                                                        143,104
--------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES--0.24%
--------------------------------------------------------------------------------
Action Performance Companies Inc.                       1,800            34,200
Boyds Collection Ltd. (The)              (1)            2,780            18,487
Department 56 Inc.                       (1)            1,100            14,190
Jakks Pacific Inc.                       (1)            2,700            36,369
Marvel Enterprises Inc.                  (1)            2,181            19,585
Multimedia Games Inc.                    (1)            1,205            33,089
Topps Co. (The)                          (1)            3,900            33,930
--------------------------------------------------------------------------------
                                                                        189,850
--------------------------------------------------------------------------------

TRANSPORTATION--2.00%
--------------------------------------------------------------------------------
Airborne Inc.                                           5,851            86,770
Alexander & Baldwin Inc.                                4,874           125,700
Arctic Cat Inc.                                         2,000            32,000
Arkansas Best Corp.                      (1)            2,400            62,354
Covenant Transport Inc. "A"              (1)              700            13,272
Dollar Thrifty Automotive Group Inc.     (1)            2,800            59,220
EGL Inc.                                 (1)            4,394            62,615
Florida East Coast Industries Inc.                      3,046            70,667
Forward Air Corp.                        (1)            1,300            25,233
Genesee & Wyoming Inc. "A"               (1)            1,200            24,420
GulfMark Offshore Inc.                   (1)            1,500            22,125
Heartland Express Inc.                   (1)            3,355            76,866
Hunt (J.B.) Transport Services Inc.      (1)            2,767            81,073
Kansas City Southern Industries Inc.     (1)            8,904           106,848
Kirby Corp.                              (1)            2,289            62,696
Landstar System Inc.                     (1)            1,856           108,316
Offshore Logistics Inc.                  (1)            2,423            53,112
Overseas Shipholding Group Inc.                         3,581            64,100

RailAmerica Inc.                         (1)            5,860            42,016
Roadway Corp.                                           1,400            51,534
SCS Transportation Inc.                  (1)            2,414            23,923
Trico Marine Services Inc.               (1)            2,580             8,591
USFreightways Corp.                                     3,297            94,789
Werner Enterprises Inc.                                 4,734           101,923
Yellow Corp.                             (1)            3,429            86,380
--------------------------------------------------------------------------------
                                                                      1,546,543
--------------------------------------------------------------------------------

TRUCKING & LEASING--0.03%
--------------------------------------------------------------------------------
AMERCO                                   (1)            1,200             5,304
Interpool Inc.                                            900            14,454
--------------------------------------------------------------------------------
                                                                         19,758
--------------------------------------------------------------------------------

WATER--0.21%
--------------------------------------------------------------------------------
American States Water Co.                               1,797            41,601
California Water Service Group                          1,716            40,583
Connecticut Water Service Inc.                            950            23,969
Middlesex Water Co.                                       750            15,728
SJW Corp.                                                 310            24,196
Southwest Water Co.                                     1,050            13,913
--------------------------------------------------------------------------------
                                                                        159,990
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $89,502,562)                                                  75,226,206
--------------------------------------------------------------------------------

                                               SHARES OR FACE
SECURITY                                               AMOUNT             VALUE
--------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS--15.44%
--------------------------------------------------------------------------------
Barclays Global Investors Funds Institutional
Money Market Fund, Institutional Shares            10,618,344        10,618,344

BlackRock Temp Cash Money Market Fund                 853,743           853,743

Dreyfus Money Market Fund                              73,598            73,598

Goldman Sachs Financial Square Prime
Obligation Fund                                        64,114            64,114

U.S. Treasury Bill
  1.17%(2), 03/27/03(3)                           $   350,000           349,053
--------------------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $11,958,852)                                                  11,958,852
--------------------------------------------------------------------------------


TOTAL INVESTMENTS IN SECURITIES -- 112.56%
(Cost $101,461,414)                                                  87,185,058
--------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (12.56%)                           (9,727,433)
--------------------------------------------------------------------------------
NET ASSETS -- 100.00%                                               $77,457,625
================================================================================

(1) Non-income earning securities.
(2) Yield to Maturity.
(3) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

RUSSELL 2000 INDEX MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (including
  securities on loan (1)) (Cost: $101,461,414) (Note 1)          $   87,185,058
Receivables:
      Investment securities sold                                         50,580
      Dividends and interest                                            132,253
                                                                 --------------
Total Assets                                                         87,367,891
                                                                 --------------
LIABILITIES
Payables:
      Investment securities purchased                                 3,005,635
      Due to broker - variation margin                                   10,635
      Collateral for securities loaned (Note 4)                       6,879,335
      Due to Bank                                                           526
      Advisory fees (Note 2)                                             11,308
      Administration fees (Note 2)                                        2,827
                                                                 --------------
Total Liabilities                                                     9,910,266
                                                                 --------------
NET ASSETS                                                        $  77,457,625
                                                                 ==============

--------------------------------------------------------------------------------

(1) Securities on loan with market value of $6,525,408. See Note 4.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

RUSSELL 2000 INDEX MASTER PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
      Dividends (Net of foreign withholding tax of $331)                              $       967,691
      Interest                                                                                 68,313
      Securities lending income                                                                27,422
                                                                                      ---------------
Total investment income                                                                     1,063,426
                                                                                      ---------------
EXPENSES (NOTE 2)
      Advisory fees                                                                            57,447
      Administration fees                                                                      14,362
                                                                                      ---------------
Total expenses                                                                                 71,809
                                                                                      ---------------
Net investment income                                                                         991,617
                                                                                      ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized loss on sale of investments                                               (510,520)
      Net realized loss on futures contracts                                                 (553,258)
      Net change in unrealized appreciation (depreciation) of investments                 (16,476,445)
      Net change in unrealized appreciation (depreciation) of futures contracts               (65,391)
                                                                                      ---------------
Net loss on investments                                                                   (17,605,614)
                                                                                      ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $  (16,613,997)
                                                                                       ==============
-----------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

RUSSELL 2000 INDEX MASTER PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------

                                                                           FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                                                           DECEMBER 31, 2002      DECEMBER 31, 2001
                                                                           ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
      Net investment income                                                   $     991,617          $     883,386
      Net realized gain (loss)                                                   (1,063,778)             1,153,993
      Net change in unrealized appreciation (depreciation)                      (16,541,836)                43,015
                                                                             ---------------        ---------------
Net increase (decrease) in net assets resulting from operations                 (16,613,997)             2,080,394
                                                                             ---------------        ---------------
INTERESTHOLDER TRANSACTIONS:
      Contributions                                                              36,605,722             22,766,923
      Withdrawals                                                                (8,022,226)           (11,589,092)
                                                                             ---------------        ---------------
Net increase in net assets resulting from interestholder transactions            28,583,496             11,177,831
                                                                             ---------------        ---------------
Increase in net assets                                                           11,969,499             13,258,225
NET ASSETS:
Beginning of year                                                                65,488,126             52,229,901
                                                                             ---------------        ---------------
End of year                                                                   $  77,457,625          $  65,488,126
                                                                             ===============        ===============

-------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

RUSSELL 2000 INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the Russell 2000 Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxable on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

       The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of December 31, 2002, the open futures contracts outstanding were as follows:

--------------------------------------------------------------------------------
 NUMBER OF        FUTURES     EXPIRATION           NOTIONAL       NET UNREALIZED
 CONTRACTS          INDEX           DATE     CONTRACT VALUE         DEPRECIATION
--------------------------------------------------------------------------------

    8        Russell 2000       03/21/03     $    1,532,800         $   (35,419)
   17        Russell Mini       03/20/03            651,440              (7,822)
                                                                   -------------
                                                                    $   (43,241)

--------------------------------------------------------------------------------

     The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $350,000.

     REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio did not hold any repurchase agreements at December 31, 2002.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.08% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens") is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.02% of the average daily net assets of the Master Portfolio, as compensation for providing administration services. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the year ended December 31, 2002, BGIS did not receive any brokerage commissions from the Master Portfolio.

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolio's investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio are recorded as either interest income or securities lending income in the accompanying Statement of Operations.

     Certain officers and trustees of MIP are also officers or employees of Stephens and BGI. As of December 31, 2002, these officers or employees of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (exclusive of short-term investments) for the year ended December 31, 2002 were as follows:

                  Purchases at cost                  $48,667,808
                  Sales proceeds                      19,109,371


     At December 31, 2002, the cost of investments for federal income tax purposes was $101,590,258. Net unrealized depreciation aggregated $14,405,200, of which $6,001,946 represented gross unrealized appreciation on securities and $20,407,146 represented gross unrealized depreciation on securities.

4.   PORTFOLIO SECURITIES LOANED

     The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of December 31, 2002, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in money market mutual funds. The market value of the securities on loan at December 31, 2002 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

5.   FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolio were as follows:

--------------------------------------------------------------------------------
                                   YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                 DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                         2002            2001             2000 1
--------------------------------------------------------------------------------
       Ratio of expenses    3          0.10 %          0.10 %           0.09 %
       to average net
       assets

       Ratio of net         3          1.38 %          1.45 %           3.30 %
       investment income
       to average net
       assets

       Portfolio turnover                28 %            46 %              0 % 2
       rate

       Total return                  (20.32)%          2.30 %          (4.40)% 4
================================================================================

    1 FOR THE PERIOD FROM DECEMBER 19, 2000 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2000.
    2  ROUNDS TO LESS THAN 1%.
    3  ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
    4  NOT ANNUALIZED.

INDEPENDENT ACCOUNTANTS' REPORT


To the Interestholders and Board of Trustees of Master Investment Portfolio:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Russell 2000 Index Master Portfolio, a portfolio of Master Investment Portfolio (the "Portfolio"), at December 31, 2002, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of the financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     The financial statements of the Portfolio at December 31, 2000 and for the periods then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those statements.



PricewaterhouseCoopers LLP
San Francisco, California
February 7, 2003

MASTER INVESTMENT PORTFOLIO
TRUSTEES INFORMATION  - UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Master Investment Portfolio, Barclays Global Investors Funds ("BGIF"), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Trustee for BGIF and oversees 23 portfolios within the fund complex. In addition, Richard K. Lyons serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 101 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 111 Center Street, Little Rock, Arkansas 72201. Additional information about the Master Portfolio's Trustees may be found in the Master Portfolio's Statement of Additional Information, which is available without charge upon request by calling toll-free 1-888-204-3956.

                                                  INTERESTED TRUSTEES AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            OTHER PUBLIC COMPANY AND
NAME, ADDRESS AND AGE         POSITION(S), LENGTH OF    PRINCIPAL OCCUPATION                                INVESTMENT COMPANY
                              SERVICE                   DURING PAST FIVE YEARS                              DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
LEE T. KRANEFUSS,* 40         Trustee since November    Chief Executive Officer of the Individual           None.
45 Fremont Street             16, 2001, Chairman and    Investors Business of Barclays Global Investors,
San Francisco, CA  94105      President                 N.A. ("BGI")
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL A. LATHAM, 37         Treasurer and Chief       Director of Mutual Fund Delivery of the             None.
45 Fremont Street             Financial Officer         Individual Investors Business of BGI (since
San Francisco, CA 94105                                 2000); Head of Operations, BGI Europe
                                                        (1997-2000); Manager of Portfolio Accounting
                                                        Group (1994-1997)
------------------------------------------------------------------------------------------------------------------------------------
RICHARD H. BLANK, JR., 46     Secretary                 Senior Vice President of Stephens Inc.              Director of Capo, Inc.
------------------------------------------------------------------------------------------------------------------------------------

* LEE T.  KRANEFUSS  IS DEEMED TO BE AN  "INTERESTED  PERSON"  OF THE TRUST  BECAUSE  HE SERVES AS CHIEF  EXECUTIVE  OFFICER  OF THE
INDIVIDUAL  INVESTOR  BUSINESS OF BGI, THE  CO-ADMINISTRATOR  OF THE MASTER PORTFOLIO AND THE PARENT COMPANY OF BGFA, THE INVESTMENT
ADVISOR OF THE MASTER PORTFOLIO.

                                                        INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            OTHER PUBLIC COMPANY AND
NAME, ADDRESS AND AGE         POSITION(S), LENGTH OF    PRINCIPAL OCCUPATION                                INVESTMENT COMPANY
                              SERVICE                   DURING PAST FIVE YEARS                              DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
MARY G. F. BITTERMAN, 58      Trustee since November    President and Chief Executive Office of The James   Director of Pacific
                              16, 2001                  Irvine Foundation (non-profit foundation);          Century Financial
                                                        President and Chief Executive Officer of KQED,      Corporation/ Bank of
                                                        Inc. (public television and radio) from 1993-2002.  Hawaii.
------------------------------------------------------------------------------------------------------------------------------------
JACK S. EUPHRAT, 80           Trustee since October     Private Investor                                    None.
                              20, 1993
------------------------------------------------------------------------------------------------------------------------------------
W. RODNEY HUGHES, 76          Trustee since October     Private Investor                                    Trustee of the Wells
                              20, 1993                                                                      Fargo Funds (oversees 96
                                                                                                            portfolios); President
                                                                                                            of Wells Fargo Funds
                                                                                                            November 1999 to
                                                                                                            May 2000.
------------------------------------------------------------------------------------------------------------------------------------
RICHARD K. LYONS, 41          Trustee since November    Professor, University of California, Berkeley:      Director of Matthews
                              16, 2001                  Haas School of Business; Member, Council of         Asian Funds (oversees 6
                                                        Foreign Relations                                   portfolios).
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LEO SOONG, 56                 Trustee since February    Managing Director of CG Roxane LLC (water           None.
                              9, 2000                   company); Co-Founder of Crystal Geyser Water Co.;
                                                        President of Crystal Geyser Water Co.
                                                        (through 2000).
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